Filed Pursuant to Rule 485(a)

Registration No. 33-18030

811-5371

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 33	[X]

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.  37

Russell Investment Funds

(Exact Name of Registrant as Specified in Charter)

909 A Street, Tacoma, Washington 98402

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (253) 627-7001

Gregory J. Lyons, Associate General Counsel Russell Investment Funds 909 A Street Tacoma, Washington 98402 253-596-2406	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed sale to the public:

As soon as practical after the effective date of the Registration Statement.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
( )	immediately upon filing pursuant to paragraph (b)
( )	on (date) pursuant to paragraph (b)
( X )	60 days after filing pursuant to paragraph (a)(1)
( )	on (date) pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THIS POST-EFFECTIVE AMENDMENT NO. 33 TO THE REGISTRATION STATEMENT OF RUSSELL INVESTMENT FUNDS (THE “REGISTRANT”) IS BEING FILED FOR THE PURPOSE OF UPDATING CERTAIN INFORMATION FOR TEN SERIES OF THE REGISTRANT AND TO MAKE CERTAIN OTHER CHANGES TO THE REGISTRANT’S DISCLOSURE DOCUMENTS.

PROSPECTUS

LifePoints® Funds

Variable Target Portfolio Series

Russell Investment Funds

May 1, 2009

FUND

CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

GROWTH STRATEGY FUND

EQUITY GROWTH STRATEGY FUND

909 A STREET, TACOMA, WA 98402 — 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

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RISK/RETURN SUMMARY

Investment Objective

Each of the following Russell Investment Funds (“RIF”) LifePoints Funds (each, a “Fund” and collectively, the “Funds”) has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees (“Board”) of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

Each of the Funds is a “fund of funds” and invests only in the shares of other RIF funds or in shares of Russell Investment Company (“RIC”) funds. RIC is a registered investment company that has the same investment adviser as RIF.

Conservative Strategy Fund	seeks to provide high current income and low long term capital appreciation.

Moderate Strategy Fund	seeks to provide high current income and moderate long term capital appreciation.

Balanced Strategy Fund	seeks to provide above average capital appreciation and a moderate level of current income.

Growth Strategy Fund	seeks to provide high long term capital appreciation with low current income.

Equity Growth Strategy Fund	seeks to provide high long term capital appreciation.

The following table illustrates the different levels of current income and capital appreciation sought for each Fund:

Fund	Current Income	Capital Appreciation
Conservative Strategy Fund	High	Low, Long Term
Moderate Strategy Fund	High	Moderate, Long Term
Balanced Strategy Fund	Moderate	Above Average
Growth Strategy Fund	Low	High, Long Term
Equity Growth Strategy Fund	N/A	High, Long Term

Principal Investment Strategies

Each of the RIF LifePoints Funds is a “fund of funds,” and diversifies its assets by investing, at present, in other RIF funds and in the Class Y Shares of RIC funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”) is the investment adviser for the RIF funds and the RIC funds. Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The following table shows the Underlying Funds in which each Fund invests and the target allocation effective May 1, 2009 to each Underlying Fund. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Target Asset Allocation Range of the Funds to the Underlying Funds

as of May 1, 2009

Type of Underlying Fund	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	15-25%	35-45%	55-65%	75-85%	95-100%
Fixed-Income	75-85%	55-65%	35-45%	15-25%	0-5%

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Underlying Fund	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
RIF Multi-Style Equity Fund	1-11%	5-15%	10-20%	16-26%	21-31%
RIC Russell U.S. Quantitative Equity Fund	0-10%	5-15%	10-20%	15-25%	20-30%
RIF Aggressive Equity Fund	0%	0-8%	0-9%	1-11%	2-12%
RIF Real Estate Securities Fund	0-8%	0-8%	0-10%	1-11%	2-12%
RIC Russell Global Equity Fund	0-7%	0-8%	0-9%	1-11%	2-12%
RIF Non-U.S. Fund	0-9%	14-24%	9-19%	12-22%	18-28%
RIC Russell Emerging Markets Fund	0%	0-7%	0-8%	0-9%	0-10%
RIF Core Bond Fund	55-65%	55-65%	35-45%	15-25%	0%
RIC Russell Short Duration Bond Fund	15-25%	0%	0%	0%	0%

RIMCo, the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the above ranges based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from the above ranges when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

The Equity Growth Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Equity Growth Strategy Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Growth Strategy Fund invests its assets.

Diversification

Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds) and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds, except the RIF Real Estate Securities Fund, in which the Funds invest is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Principal Risks

You should consider the following factors before investing in a Fund:

•	An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

•	Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks.

•

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

•

The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

•

A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For further detail on the risks summarized below, please refer to the section “Risks.”

•	The Funds are exposed, through the Underlying Funds, to the following risks:

•

The risks associated with the multi-manager approach to investing. The investment styles employed by the Underlying Funds’ managers may not be complementary, and the use of a multi-manager approach could result in the Underlying Funds holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

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•

The risks associated with security selection. The securities chosen by RIMCo or a money manager to be in an Underlying Fund’s portfolio may decline in value. Security selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies.

•

The risks associated with equity securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•

The risks associated with International Investments. International investments subject the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the U.S.

•

The risks associated with fixed-income securities. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The risks associated with fixed-income securities, including mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages. The Funds are primarily exposed, through the Underlying Funds, to debt securities that are rated investment grade as determined by one or more nationally recognized securities rating organizations. However, the Funds may be exposed, through the Underlying Funds, to debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or to unrated securities judged by an Underlying Fund to be of comparable quality. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The risks associated with debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds” and involve higher risks, higher volatility and higher risk of default than investment grade bonds.

•	The risks associated with dollar rolls. Dollar rolls may create leveraging risk for a Fund.

•

The risks associated with loans and other direct indebtedness. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower.

•

The risks associated with derivatives, including futures contracts, options, forwards, swaps and forward currency contracts. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

•

The risks associated with transactions giving rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities and may cause a Fund to be more volatile than if the Fund had not been leveraged.

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•

The risks associated with transacting with counterparties. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity linked notes.

•

The risks associated with short sales. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold in addition to the costs associated with establishing, maintaining and closing out the short position.

•

The risks associated with investing in real estate securities, including REITs. The value of securities of companies involved in the real estate industry fluctuates as real estate values go up and down. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

•

The risks associated with investing in depositary receipts. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

•

The risks associated with investing in illiquid securities. An Underlying Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

•

The risks associated with liquidity. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. The market price of certain investments may fall dramatically if there is no liquid trading market. Additionally, fixed-income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.

•

The risks associated with market volatility. Volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.

•

The risks associated with government intervention in financial markets. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

•

The risks associated with large redemptions and subscriptions. Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss to meet these redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may also result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in the fixed income funds having a lower yield.

•	An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

•

These are new Funds, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon, and risk tolerance before investing in any Fund.

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Performance

The following bar charts illustrate the risks of investing in all of the Funds, except the Conservative Strategy Fund, by showing the performance of each Fund since the beginning of the Fund’s operation. As of the date of this Prospectus, the Conservative Strategy Fund has no assets. The highest and lowest returns for a full quarter during the periods shown in the bar charts are set forth below the bar charts. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund’s average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns.

Past performance is no indication of future results.

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Moderate Strategy Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter:	[ ]% [(/)]
Worst Quarter:	[ ]% [(/)]

	1 Year		Since Inception*
Average annual total returns for the periods ended December 31, 2008
Moderate Strategy Fund	[	]%	[	]%
Barclays Capital U.S. Aggregate Bond Index**	[	]%	[	]%
Russell 1000® Index	[	]%	[	]%

*	The Fund first issued Shares on April 30, 2007.

**	On October 31, 2008, the Lehman Brothers Aggregate Bond Index’s name changed to the Barclays Capital U.S. Aggregate Bond Index.

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Balanced Strategy Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter:	[ ]% [(/)]
Worst Quarter:	[ ]% [(/)]

	1 Year		Since Inception*
Average annual total returns for the periods ended December 31, 2008
Balanced Strategy Fund	[	]%	[	]%
Barclays Capital U.S. Aggregate Bond Index**	[	]%	[	]%
Russell 1000® Index.	[	]%	[	]%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[	]%	[	]%

*	The Fund first issued Shares on April 30, 2007.

**	On October 31, 2008, the Lehman Brothers Aggregate Bond Index’s name changed to the Barclays Capital U.S. Aggregate Bond Index.

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Growth Strategy Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter:        [ ]% [(/)]

Worst Quarter:                        [ ]% [(/)]

	1 Year		Since Inception*
Average annual total returns for the periods ended December 31, 2008
Growth Strategy Fund	[	]%	[	]%
Russell 1000® Index	[	]%	[	]%
Barclays Capital U.S. Aggregate Bond Index**	[	]%	[	]%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[	]%	[	]%

*	The Fund first issued Shares on April 30, 2007.

**	October 31, 2008, the Lehman Brothers Aggregate Bond Index’s name changed to the Barclays Capital U.S. Aggregate Bond Index

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Equity Growth Strategy Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter:        [ ]% [(/)]

Worst Quarter:                        [ ]% [(/)]

	1 Year		Since Inception*
Average annual total returns for the periods ended December 31, 2008
Equity Growth Strategy Fund	[	]%	[	]%
Russell 1000® Index	[	]%	[	]%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[	]%	[	]%

*	The Fund first issued Shares on April 30, 2007.

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Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)	Redemption Fees	Exchange Fees
All Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Funds’ Net Annual Fund Operating Expense ratios in the table below are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which they invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of a Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.

	Advisory Fee*	Other Expenses		Acquired (Underlying) Fund Fees and Expenses		Total Annual Fund Operating Expenses		Less Fee Waivers and Expense Reimbursements		Net Annual Fund Operating Expenses
Conservative Strategy Fund	0.20%	[	]%	[	]%	[	]%	[	]%	[	]%
Moderate Strategy Fund	0.20%	[	]%	[	]%	[	]%	[	]%	[	]%
Balanced Strategy Fund	0.20%	[	]%	[	]%	[	]%	[	]%	[	]%
Growth Strategy Fund	0.20%	[	]%	[	]%	[	]%	[	]%	[	]%
Equity Growth Strategy Fund	0.20%	[	]%	[	]%	[	]%	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. This example does not reflect any Insurance Company

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Separate Account or Policy charges. If it did, the costs shown would be higher. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the three, five and ten year periods takes such waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Conservative Strategy Fund	$	[	]	$	[	]	$	[	]	$	[	]
Moderate Strategy Fund	$	[	]	$	[	]	$	[	]	$	[	]
Balanced Strategy Fund	$	[	]	$	[	]	$	[	]	$	[	]
Growth Strategy Fund	$	[	]	$	[	]	$	[	]	$	[	]
Equity Growth Strategy Fund	$	[	]	$	[	]	$	[	]	$	[	]

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MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2008, managed over $29.1billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

Each of the Funds is a “fund of funds” and invests only in the shares of other RIF funds or in shares of RIC funds. RIC is a registered investment company that has the same investment adviser as RIF.

Russell Investment Funds (“RIF”) has been organized to provide the investment base for one or more variable insurance products (Policies) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”). Additionally, Insurance Companies may invest their own general account assets in RIF. Each Insurance Company holds the interests of each Policy owner in a separate account (Separate Account). Accordingly, the interest of a Policy owner in RIF’s Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to the Insurance Company, the term “shareholder” or “shareholders” in this Prospectus refers to an Insurance Company owning Shares of RIF.

The Funds are designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and RIMCo with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Underlying Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds and Underlying Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Most Underlying Fund assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administration services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. All assets of the Funds are allocated to Underlying Funds. RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the

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Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo’s employees who manage the Funds and the Underlying Funds, oversee the money managers of the Underlying Funds and have primary responsibility for the management of the Funds and the Underlying Funds (the “RIMCo Managers”) are:

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. Mr. Crawshaw has primary responsibility for the management of the RIC Russell Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the RIF Real Estate Securities Fund.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the RIC Russell Global Equity Fund.

•

Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the RIC Russell Short Duration Bond Fund.

•

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Russell U.S. Value and the Russell U.S. Quantitative Equity Funds.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the RIF Non-U.S. Fund.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Underlying Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•	Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the RIF Core Bond Fund.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the RIF Multi-Style Equity Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the RIF Aggressive Equity Fund.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers, and the RIMCo Managers’ ownership of securities in the Funds.

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In the last fiscal year, the Funds did not pay RIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.

In the last fiscal year, the aggregate annual rate of the fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Fund and Underlying Fund was: Conservative Strategy Fund, [ ]%, Moderate Strategy Fund, [ ]%, Balanced Strategy Fund, [ ]%, Growth Strategy Fund, [ ]%, Equity Growth Strategy Fund, [ ]%, RIF Multi-Style Equity Fund, [ ]%, RIF Aggressive Equity Fund, [ ]%, RIC Russell U.S. Quantitative Equity Fund, [ ]%, RIF Non-U.S. Fund, [ ]%, RIC Russell Short Duration Bond Fund, [ ]%, RIF Core Bond Fund, [ ]%, RIF Real Estate Securities Fund, [ ]%, RIC Russell Global Equity Fund, [ ]% and RIC Russell Emerging Markets Fund, [ ]%.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves or collateral received in securities lending transactions in RIC’s Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the RIC Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Money Market Fund pays to RIMCo and RFSC, respectively. Cash reserves and a portion of the securities lending collateral for all Underlying Funds are invested in RIC’s Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and securities lending collateral invested in RIC’s Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements). The fees payable with respect to the investment of the cash reserves in the RIC Russell Money Market Fund are included in the Acquired Fund Fees and Expenses in the Funds’ Annual Fund Operating Expenses table above.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended December 31, 2008.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board, without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354 (in Washington, 253-627-7001).

Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.

Most of the securities and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them. This prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Underlying Funds.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

RIF MULTI-STYLE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Multi-Style Equity Fund invests primarily in common stocks, and to a lesser extent in preferred stocks, of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large capitalization stocks as stocks of the largest 200 companies in the U.S. and medium capitalization stocks as stocks of the next largest 800 companies in the U.S. On May 30, 2008, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $468.9 billion to $15.69 billion and the market capitalization of such medium capitalization companies ranged from $15.69 billion to $1.36 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the capitalization ranges listed above.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RIC RUSSELL U.S. QUANTITATIVE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 30, 2008, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.9 billion to $1.36 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of their benchmark. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models, price momentum models, cross stock correlation models and volatility prediction models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in

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securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which a Money Manager sells a security it does not own in the portion of the Fund managed by it in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

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On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RIF AGGRESSIVE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large capitalization stocks as stocks of the largest 200 companies in the U.S., medium capitalization stocks as stocks of the next largest 800 companies in the U.S. and small capitalization stocks as stocks of the next 2,000 largest companies in the U.S. On May 30, 2008, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such medium capitalization companies ranged from approximately $15.69 billion to $1.36 billion and the market capitalization of such small companies ranged from approximately $2.75 billion to $167 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

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When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and, may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RIF REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

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The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RIC RUSSELL GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2008, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $421 billion to $181 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

22

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum and, may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RIF NON-U.S. FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Non-U.S. Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and ability to invest in markets. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classification are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. For example, some providers currently classify South Korea and Israel as both developed and emerging markets. Additionally, the categorization of a market may change over time.

As a general rule, the Fund considers the following markets to be Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in non-U.S. securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2008, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large and medium capitalization companies, ranged from approximately $162 billion to $181 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

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The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum and, may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions), possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

25

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RIC RUSSELL EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2008, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $201 billion to $240 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and increased liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

26

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum and, may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money

27

Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate- related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RIF CORE BOND FUND

Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Core Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

28

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.11 years as of December 31, 2008, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

29

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RIC RUSSELL SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Russell Short Duration Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The duration of the Fund’s portfolio typically ranges within 30% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.76 years as of December 31, 2008, but may vary up to 50% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government

30

(including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

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The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and identifies the Funds and Underlying Funds most likely to be affected by each risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

	FUNDS					UNDERLYING FUNDS
— = Principal Risk ¡ = Non-Principal Risk	Conservative Strategy	Moderate Strategy	Balanced Strategy	Growth Strategy	Equity Growth Strategy	RIF Multi- Style Equity	RIC Russell U.S. Quantitative Equity	RIF Aggressive Equity	RIF Real Estate Securities	RIC Russell Global Equity	RIF Non-U.S.	RIC Russell Emerging Markets	RIF Core Bond	RIC Russell Short Duration Bond
RISKS
Investing in Affiliated Underlying Funds	—	—	—	—	—
Asset Allocation	—	—	—	—	—
New Fund Risk	—	—	—	—	—
Multi-Manager Approach	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Security Selection and Management Risk	—	—	—	—	—	—	—	—	—	—	—	—	—	—
“Select Holdings” Strategy	—	—	—	—	—	—	—
Equity Securities
Common Stocks	—	—	—	—	—	—	—	—	—	—	—	—
Value Stocks	—	—	—	—	—	—		—		—	—	—
Growth Stocks	—	—	—	—	—	—		—		—	—	—
Market-Oriented Investments	—	—	—	—	—	—	—	—		—	—	—
Quantitative Investing	—	—	—	—	—	—	—	—		—	—	—
Securities of Small Capitalization Companies	—	—	—	—	—			—		—	—	—
Preferred Stocks	—	—	—	—	—	—				—	—	—
Fixed-Income Securities	—	—	—	—									—	—
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)	—	—	—	—									—	—
Government Issued or Guaranteed Securities, U.S. Government Securities	—	—	—	—									—	—
Municipal Obligations	¡	¡	¡	¡									¡	¡
Mortgage-Backed Securities	—	—	—	—									—	—
Asset-Backed Securities	—	—	—	—									—	—
Credit and Liquidity Enhancements	—	—	—	—									—	—
Repurchase Agreements	¡	¡	¡	¡									¡	¡

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	FUNDS					UNDERLYING FUNDS
— = Principal Risk ¡ = Non-Principal Risk	Conservative Strategy	Moderate Strategy	Balanced Strategy	Growth Strategy	Equity Growth Strategy	RIF Multi- Style Equity	RIC Russell U.S. Quantitative Equity	RIF Aggressive Equity	RIF Real Estate Securities	RIC Russell Global Equity	RIF Non-U.S.	RIC Russell Emerging Markets	RIF Core Bond	RIC Russell Short Duration Bond
Dollar Rolls	—	—	—	—									—	—
Loans and Other Direct Indebtedness	—	—	—	—									—	—
International Securities	—	—	—	—	—				—	—	—	—	—	—
Non-U.S. Equity Securities	—	—	—	—	—				—	—	—	—
Non-U.S. Debt Securities	—	—	—	—									—	—
Emerging Markets Debt	¡	¡	¡	¡									—	—
Brady Bonds	—	—	—	—									—	—
Emerging Markets Equity Securities	—	—	—	—	—					—	—	—
Yankee Bonds and Yankee CDs	—	—	—	—									—	—
Currency Risk	—	—	—	—	—				—	—	—	—	—	—
Synthetic Foreign Equity Securities	¡	¡	¡	¡	¡					¡	¡	¡
Equity Linked Notes	¡	¡	¡	¡	¡					¡	¡	¡
Derivatives (Futures Contracts, Options, Forwards and Swaps)	—	—	—	—	¡	¡	¡	¡		¡	¡	—	—	—
Forward Currency Contracts	—	—	—	—	—					—	—		—	—
Leveraging Risk	—	—	—	—	—		—						—	—
Counterparty Risk	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Short Sales	—	—	—	—	—		—
Real Estate Securities	¡	—	—	—	—			—	—	¡	¡	¡
REITs	¡	—	—	—	—	¡		—	—	¡	¡	¡
Depositary Receipts	—	—	—	—	—	—	—	—	¡	—	—	—
Illiquid Securities	—	—	—	—	—			¡	¡	¡	¡	¡	—	—
Liquidity Risk	—	—	—		—			—	—	—	—	—	—	—
Market Volatility	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Government Intervention in Financial Markets	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Large Redemptions and Subscriptions	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Non-Diversification Risk	¡	¡	¡	¡	¡				—
Industry Concentration Risk	¡	¡	¡	¡	¡				—
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡	¡	¡		¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡
Investment by other Funds	¡	¡	¡	¡	¡	—	—	—	—	—	—	—	—	—

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In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table at the beginning of the Risks section.

Investing in Affiliated Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund of Funds among the Underlying Funds, RIMCo may have a conflict of interest. RIMCo, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

New Fund Risk

These are new Funds which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Management Risk

The Funds are subject to management risk because they are actively managed investment portfolios. The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

•	“Select Holdings” Strategy

The “select holdings” strategy amplifies a Fund’s security selection risk and potential underperformance.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortune of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition

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of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Fixed-income securities are subject to interest rate risk. Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration.

Fixed-income securities are also subject to credit risk and the risk of default. A Fund could lose money if the issuer or guarantor of a fixed-income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Fixed-income securities may be downgraded in credit rating or go into default. While all fixed-income securities are subject to credit risk, lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks and higher risk of default.

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•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes

•	Mortgage-Backed Securities

The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages due to foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

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Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets, or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

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Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Dollar Rolls

A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for a Fund.

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•	Loans and Other Direct Indebtedness

Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. However, investing in emerging market securities poses

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risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of default from political instability; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Brady Bonds

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

•	Emerging Markets Equity Securities

Investing in emerging market equity securities poses risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Yankee Bonds and Yankee CDs

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

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•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, to facilitate the implementation of their investment strategy or to take a net short position with respect to certain issuers, sectors or markets.

The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the money manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Funds will engage in derivatives transactions at any time or from time to time. The Funds’ ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of

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leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Counterparty Risk

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity linked notes.

Short Sales

The RIC Russell U.S. Quantitative Equity Fund will enter into short sales pursuant to a limited long-short strategy. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

If a Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

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Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund may tend to have a greater exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Government Intervention in Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Large Redemptions and Subscriptions

Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss to meet these redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds as shorter term, higher yielding investments are sold to meet those redemptions leaving longer duration, lower yielding assets in the funds. Likewise, if interest rates are decreasing, large subscription activity may result in the fixed income funds having a lower yield as this new money is invested at lower interest rates than the rest of the portfolio.

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Non-Diversification Risk

As a non-diversified fund, the Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Investment by other Funds

The Underlying Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Underlying Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change a fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in an Underlying Fund or an Underlying Fund is no longer used as an investment of a fund of funds, that Underlying Fund could experience large redemptions of its shares. If these large redemptions occur, an Underlying Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

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PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. Each Fund receives capital gains distributions from the Underlying Funds. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

Automatic Reinvestment

Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.

TAXES

Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.

Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (Code) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund’s assets as assets of the related separate account, these limitations also apply to the Fund’s assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A government security includes any security issued or guaranteed or insured by the United States or an instrumentality of the United States. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.

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Dividends paid out of a Fund’s net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “Purchase of Fund Shares” and “Redemption of Fund Shares” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures and pricing service, which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

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If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the fair value procedures as the movement of a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

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PURCHASE OF FUND SHARES

Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates.

Orders to purchase Fund Shares are based on premiums and transaction requests received by each Insurance Company prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds (a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. All orders represented to the Funds by an Insurance Company as having been received prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific Time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 11:00 a.m., Pacific Time. It is each Insurance Company’s responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares. The Funds do not accommodate frequent purchases and redemptions of Fund Shares.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Insurance Company regarding whether or not to proceed with the redemption side of the exchange.

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Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Policy owners who are market timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take actions reasonably designed to curtail frequent trading practices by policy owners or Insurance Companies. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity.

Each Fund may monitor for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds may monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that Policy owner’s or Insurance Company’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

Because the Funds do not have direct access to a Policy owner’s account to implement the purchase revocation, the Funds will require the Insurance Company to impose similar revocation of purchase privileges on the Policy owner. In the event that the Insurance Company cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a Policy owner’s or Insurance Company’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between an Insurance Company and the Funds, the Funds may rely on the Insurance Company’s frequent trading policies if it is determined that the Insurance Company’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on the Insurance Company’s

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frequent trading policies must be approved by the Funds’ Chief Compliance Officer after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, Policy owners should be aware that they may be subject to the policies and procedures of their Insurance Company which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to

•

Transactions in a Fund by certain other funds (i.e. funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board believes these transactions do not offer the opportunity for price arbitrage.

•	Scheduled rebalancing of asset allocated strategies.

•	Systematic purchase or redemption programs, if available.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any Insurance Company’s redemption rights.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on Policy owners and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may not be able to completely eliminate the possibility of improper trading under all circumstances. Policy owners seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such Policy owner or curtail their trading practices.

The Funds or Transfer Agent may make exceptions to this policy, if in its judgment, the transaction does not represent frequent trading or other activity that may be harmful to the Funds.

Because Insurance Companies hold the interests of Policy owners in Separate Accounts, the Funds currently have a very limited ability to monitor and detect frequent trading by Policy owners and have no ability to curtail frequent trading without the cooperation of the Insurance Companies. As a result of the Fund’s limited ability to monitor and detect frequent trading and its dependence on the cooperation of Insurance Companies to curtail such activity, frequent trading may occur. Shareholders and, indirectly, Policy owners may be exposed to the risks discussed below.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

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Additionally, to the extent that a Fund invests in an underlying fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These underlying funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an underlying fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an underlying fund that invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds (or underlying funds) which invest in highly liquid securities, in part because the underlying fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

REDEMPTION OF FUND SHARES

Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier on any business day of the Funds. All redemption requests received by the Insurance Company prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific Time. It is each Insurance Company’s responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund’s then-current net asset value. The Funds do not impose charges for share redemption.

RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.

MIXED AND SHARED FUNDING

The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and (ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.

SERVICING ARRANGEMENTS

Some Insurance Companies have entered into arrangements with RFSC and/or Russell Financial Services, Inc. (the “Distributor”) pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for the Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual reports, which are available upon request.

The information in the following tables represents the Financial Highlights for the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds. No shares of the Conservative Strategy Fund were outstanding as of December 31, 2008.

Moderate Strategy Fund

	Fiscal Year Ended December 31,
	2008	2007*
Net Asset Value, Beginning of Period	$[ ]	$10.00

Income From Operations
Net investment income (a) (b)	[ ]	.46
Net realized and unrealized gain (loss)	[ ]	(.11)

Total income (loss) from operations	[ ]	.35

Distributions
From net investment income	[ ]	(.36)
From net realized gain	[ ]	–(g)

Total distributions	[ ]	(.36)

Net Asset Value, End of Period	$[ ]	$9.99

Total Return (%) (c)	[ ]	3.54
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$[ ]	$8,654
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	[ ]	.11
Operating expenses, gross (d) (e)	[ ]	2.01
Net investment income (c) (f)	[ ]	5.37
Portfolio turnover rate (%) (c)	[ ]	24.20

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.
(g)	Less than $.01 per share.

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Balanced Strategy Fund

	Fiscal Year ended December 31,
	2008	2007*
Net Asset Value, Beginning of Period	$[ ]	$10.00
Income From Operations
Net investment income (a) (b)	[ ]	.47
Net realized and unrealized gain (loss)	[ ]	(.20)
Total income (loss) from operations	[ ]	.27
Distributions
From net investment income	[ ]	(.34)
From net realized gain	[ ]	–(g)
Total distributions	[ ]	(.34)
Net Asset Value, End of Period	$[ ]	$9.93
Total Return (%) (c)	[ ]	2.73
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$[ ]	$35,697
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	[ ]	.08
Operating expenses, gross (d) (e)	[ ]	.74
Net investment income (c) (f)	[ ]	5.37
Portfolio turnover rate (%) (c)	[ ]	10.88

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.
(g)	Less than $.01 per share.

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Growth Strategy Fund

	Fiscal Year ended December 31,
	2008		2007*
Net Asset Value, Beginning of Period	$[ ]		$10.00
Income From Operations
Net investment income (a) (b)	[ ]		.45
Net realized and unrealized gain (loss)	[ ]		(.24)
Total income (loss) from operations	[ ]		.21
Distributions
From net investment income	[ ]		(.31)
Net Asset Value, End of Period	$[ ]		$9.90
Total Return (%) (c)	[	]	2.13
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$[ ]		$27,390
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	[ ]		.04
Operating expenses, gross (d) (e)	[ ]		.84
Net investment income (c) (f)	[ ]		5.05
Portfolio turnover rate (%) (c)	[ ]		2.72

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

58

Equity Growth Strategy Fund

	Fiscal Year ended December 31,
	2008		2007*
Net Asset Value, Beginning of Period	$[ ]		$10.00
Income From Operations
Net investment income (a) (b)	[ ]		.50
Net realized and unrealized gain (loss)	[ ]		(.38)
Total income (loss) from operations	[ ]		.12
Distributions
From net investment income	[ ]		(.29)
Net Asset Value, End of Period	$[ ]		$9.83
Total Return (%) (c)	[	]	1.25
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$[ ]		$13,006
Ratios to average net assets (%):
Operating expenses, net (d) (e) (f)	[ ]		.04
Operating expenses, gross (d) (e)	[ ]		1.36
Net investment income (c) (f)	[ ]		5.59
Portfolio turnover rate (%) (c)	[ ]		5.68

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIF, other Funds in RIF, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.russell.com. Assets not allocated to money managers are managed by RIMCo.

Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center – 8th Floor, Stamford, CT 06902.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Montag & Caldwell, Inc., 3455 Peachtree Road NE, Suite 1200, Atlanta, GA 30326-3248.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, FL 33401.

Mellon Capital Management Corporation, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Aggressive Equity Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

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Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston, MA 02109.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Real Estate Securities Fund

AEW Capital Management, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

RIC Russell Global Equity Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

Tradewinds Global Investors, LLC, 2049 Century Park East, 18th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Non-U.S. Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

RIC Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

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Harding Loevner LLC, 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Core Bond Fund

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

RIC Russell Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

62

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Financial Services, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting the Funds at:

Russell Investment Funds

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

Neither the Funds’ SAI nor its shareholder reports are available on the Funds’ website because shares of the Fund are not publicly available.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: Russell Financial Services, Inc.

Russell Investment Fund’s SEC File No. 811-05371

36-08-183 [0509]

PROSPECTUS

Russell Investment Funds

May 1, 2009

FUND

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

REAL ESTATE SECURITIES FUND

NON-U.S. FUND

CORE BOND FUND

909 A STREET, TACOMA, WA 98402 • 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor has it approved or disapproved of these securities. It is a criminal offense to state otherwise.

RISK/RETURN SUMMARY

Investment Objective, Principal Investment Strategies and Principal Risks

The following is a summary of each Fund’s principal investment strategies and principal risks. A complete discussion of each Fund’s principal investment strategies and principal risks is included later in this Prospectus.

Each of the following Funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees (“Board”) of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

MULTI-STYLE EQUITY FUND

Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Multi-Style Equity Fund invests primarily in common stocks, and to a lesser extent, preferred stocks, of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of the largest 200 companies in the U.S. and medium capitalization stocks as stocks of the next largest 800 companies in the U.S. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to money managers.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Multi-Style Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs, using a multi-manager approach, using a quantitative investment approach, security selection and funds of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks.

The use of the select holdings strategy by the Fund will amplify the Fund’s security selection risk and potential underperformance.

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

AGGRESSIVE EQUITY FUND

Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies, most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of the largest 200 companies in the U.S., medium capitalization stocks as stocks of the next largest 800 companies in the U.S. and small capitalization stocks as stocks of the next 2,000 largest companies in the U.S. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund may also invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”).

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

2

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Aggressive Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, including ADRs and particularly securities of small capitalization companies, investing in REITs, using a multi-manager approach, using a quantitative investment approach, security selection and funds of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. ADRs have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies.

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks.

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

3

REAL ESTATE SECURITIES FUND

Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. companies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, including international securities, using a multi-manager approach, security selection, being a “non-diversified fund”, industry concentration and funds of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates.

Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies.

The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

As a non-diversified fund, the Fund is subject to additional risk. Changes in market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Because the Fund concentrates its investments in the real estate industry it is vulnerable to the risks of that industry and is subject to greater risks and market fluctuations than a fund that invests in a broader range of industries.

4

The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

NON-U.S. FUND

Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Non-U.S. Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts, which represent ownership of securities of non-U.S. companies. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio’s overall volatility by combining an investment in this Fund with investments in U.S. equity funds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in non-U.S. securities. The Fund may also invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operating in such countries. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both.

The Fund intends to be fully invested at all times.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

5

Principal Risks

An investment in the Non-U.S. Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common stock and preferred stock), including securities of small capitalization companies and particularly in international and emerging market securities, purchasing forward currency contracts, investing in depositary receipts, using a multi-manager approach, using a quantitative investment approach. security selection and funds of funds investment risk.

The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies.

Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies.

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries.

Investments in preferred stocks are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.

The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally results in the selection of stocks that do not pay significant dividends, which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks.

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends.

The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

CORE BOND FUND

Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Core Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. The Fund may invest in fixed rate and variable and floating rate bonds. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds.

6

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. By investing in mortgage related securities, the Fund has exposure to Alt-A, subprime and/or non-conforming mortgages.

The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities.

The Fund purchases loans and other direct indebtedness.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.11 years as of December 31, 2008, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration.

Please refer to the “Investment Objective and Investment Strategies” section later in this Prospectus for further details.

Principal Risks

An investment in the Core Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage-backed securities and loans and other direct indebtedness, investing in international securities and emerging markets debt, employing derivatives, investing in illiquid securities, using a multi-manager approach, security selection and funds of funds investment risk.

7

Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or “junk bonds,” involve higher risks, higher volatility and higher risk of default than investment grade bonds. However, higher rated debt securities, including investment grade bonds, may also be subject to volatility and a risk of default.

Mortgage-backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower

Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund’s foreign assets may be affected by changes in exchange rates of foreign currencies. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or outright default by the issuer.

Price movements of derivatives may not be identical to price movements of underlying portfolio securities or price movements of an underlying securities index resulting in the risk that changes in the value of the derivative may not correlate exactly with changes in the value of the underlying portfolio securities or securities index. Derivatives are subject to a number of risks, such as liquidity risk, market risk, credit risk, counterparty risk and management risk.

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books.

The investment styles employed by the Fund’s managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

The Fund is used as an investment for certain funds of funds and may have a large percentage of its shares owned by such funds of funds. To the extent that such other funds of funds make large redemptions of the Fund’s shares, the Fund’s expenses could increase and/or the Fund could incur high brokerage commissions or other transaction costs.

Please refer to the “Risks” section later in this Prospectus for further details.

An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

8

Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar charts are set forth below the bar charts. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund’s average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns.

Past performance is no indication of future results.

9

Multi-Style Equity Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter:	[23.04% (4Q/98)]
Worst Quarter:	[(17.33)% (3Q/02)]

Average annual total returns for the periods ended December 31, 2008	1 Year		5 Years		10 Years
Multi-Style Equity Fund	[	]%	[	]%	[	]%
Russell 1000® Index	[	]%	[	]%	[	]%

10

Aggressive Equity Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter: [22.17% (2Q/03)]
Worst Quarter: [(19.80)% (3Q/02)]

Average annual total returns for the periods ended December 31, 2008	1 Year		5 Years		10 Years
Aggressive Equity Fund	[	]%	[	]%	[	]%
Russell 2500™ Index	[	]%	[	]%	[	]%

11

Real Estate Securities Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter: [16.79% (4Q/04)]
Worst Quarter: [(12.84)% (4Q/07)]

Average annual total returns for the periods ended December 31, 2008	1 Year		5 Years		Since Inception*
Real Estate Securities Fund	[	]%	[	]%	[	]%
FTSE NAREIT Equity REIT Index	[	]%	[	]%	[	]%

*	For the period April 30, 1999 (commencement of operations) to December 31, 2008.

12

Non-U.S. Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter: [20.31% (2Q/03)]
Worst Quarter: [(20.46)% (3Q/02)]

Average annual total returns for the periods ended December 31, 2008	1 Year		5 Years		10 Years
Non-U.S. Fund	[	]%	[	]%	[	]%
MSCI EAFE® Index (net of tax on dividends from foreign holdings)	[	]%	[	]%	[	]%

13

Core Bond Fund

Annual Total Returns

(for the years ended December 31)

Best Quarter: [4.37% (3Q/01)]
Worst Quarter: [(1.86)% (2Q/04)]

Average annual total returns for the periods ended December 31, 2008	1 Year		5 Years		10 Years
Core Bond Fund	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Bond Index *	[	]%	[	]%	[	]%

*	Effective October 31, 2008, the name of the Lehman Brothers Aggregate Bond Index changed to the Barclays Capital U.S. Aggregate Bond Index.

To obtain current yield information, please call 1-800-787-7354.

14

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)	Redemption Fees	Exchange Fees
All Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

(% of net assets)

	Advisory Fee	Other Expenses		Acquired Fund Fees and Expenses		Total Annual Fund Operating Expenses		Less Fee Waivers and Expense Reimbursements		Net Annual Fund Operating Expenses
Multi-Style Equity Fund	0.73%	[	]%	[	]%	[	]%	[	]%	[	]%
Aggressive Equity Fund	0.90%	[	]%	[	]%	[	]%	[	]%	[	]%
Real Estate Securities Fund	0.80%	[	]%	[	]%	[	]%	[	]%	[	]%
Non-U.S. Fund	0.90%	[	]%	[	]%	[	]%	[	]%	[	]%
Core Bond Fund	0.55%	[	]%	[	]%	[	]%	[	]%	[	]%

15

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would be higher. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the three, five and ten year periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Fund
Multi-Style Equity Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aggressive Equity Fund	$	[	]	$	[	]	$	[	]	$	[	]
Real Estate Securities Fund	$	[	]	$	[	]	$	[	]	$	[	]
Non-U.S. Fund	$	[	]	$	[	]	$	[	]	$	[	]
Core Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]

16

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2008, managed over $29.1 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

Russell Investment Funds (“RIF”) has been organized to provide the investment base for one or more variable insurance products (Policies) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”). Additionally, Insurance Companies may invest their own general account assets in RIF. Each Insurance Company holds the interests of each Policy owner in a separate account (Separate Account). Accordingly, the interest of a Policy owner in RIF’s Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to the Insurance Company, the term “shareholder” or “shareholders” in this Prospectus refers to an Insurance Company owning Shares of RIF.

The Funds are designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and RIMCo with the money manager research services that it provides to its other clients. The Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Most Funds’ assets are invested using a “multi-style, multi-manager diversification” technique.

Each Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ investment adviser, evaluates and oversees the Funds’ money managers as more fully described below. Each of the Fund’s money managers makes investment decisions for the portion of the Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ administrator, provides or oversees the provision of all administration services for the Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RIMCo selects, subject to the approval of the Funds’ Board, money managers for the Funds, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of a Fund during transitions between money managers.

RIMCo’s employees who oversee the money managers and have primary responsibility for the management of the Funds (the “RIMCo Managers”) are:

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.

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•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the Non-U.S. Fund.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the Multi-Style Equity Fund allocated to the select holdings strategy as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•	Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Core Bond Fund.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Multi-Style Equity Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. Mr. Tessin has primary responsibility for the management of the Aggressive Equity Fund.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers, and the RIMCo Managers’ ownership of securities in the Funds.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Multi-Style Equity Fund, [ ]%; Aggressive Equity Fund, [ ]%; Real Estate Securities Fund, [ ]%; Non-U.S. Fund, [ ]%; and Core Bond Fund, [ ]%.

In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, respectively, each Fund that invests its cash reserves or collateral received in securities lending transactions in the Russell Investment Company (“RIC”) Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the RIC Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the RIC Russell Money Market Fund pays to RIMCo and RFSC, respectively. RIC is a registered investment company that employs the same investment adviser as Russell Investment Funds. Cash reserves and a portion of the securities lending collateral for all Funds are invested in RIC’s Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and collateral invested in RIC’s Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements). The fees payable with respect to the investment of the cash reserves in the RIC Russell Money Market Fund are included in the Acquired Fund Fees and Expenses in the Funds’ Annual Fund Operating Expenses table above.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ annual report to shareholders covering the period ended December 31, 2008.

THE MONEY MANAGERS

Each Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Funds’ adviser, may change the allocation of a Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of a Fund’s assets. At the same time, however, each money manager must operate within each Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

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The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Funds’ Board, without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

Each of the following Funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

Most of the securities and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them. This prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Funds.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

MULTI-STYLE EQUITY FUND

Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Multi-Style Equity Fund invests primarily in common stocks, and to a lesser extent in preferred stocks, of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large capitalization stocks as stocks of the largest 200 companies in the U.S. and medium capitalization stocks as stocks of the next largest 800 companies in the U.S. On May 30, 2008, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $468.9 billion to $15.69 billion and the market capitalization of such medium capitalization companies ranged from $15.69 billion to $1.36 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the capitalization ranges listed above.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

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The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

AGGRESSIVE EQUITY FUND

Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large capitalization stocks as stocks of the largest 200 companies in the U.S., medium capitalization stocks as stocks of the next largest 800 companies in the U.S. and small capitalization stocks as stocks of the next 2,000 largest companies in the U.S. On May 30, 2008, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such medium capitalization companies ranged from approximately $15.69 billion to $1.36 billion and the market capitalization of such small companies ranged from approximately $2.75 billion to $167 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

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•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and, may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

REAL ESTATE SECURITIES FUND

Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate.

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The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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NON-U.S. FUND

Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Non-U.S. Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and ability to invest in markets. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classification are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. For example, some providers currently classify South Korea and Israel as both developed and emerging markets. Additionally, the categorization of a market may change over time.

As a general rule, the Fund considers the following markets to be Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in non-U.S. securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but may also invest in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2008, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large and medium capitalization companies, ranged from approximately $162 billion to $181 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or

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sell. The Fund may engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum and, may also incorporate quantitative investment models in its process.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions), possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

CORE BOND FUND

Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Core Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests a significant portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to Alt-A, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities.

The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.

The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Barclays Capital U.S. Aggregate Bond Index.

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The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position with respect to certain issuers, sectors or markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.11 years as of December 31, 2008, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the RIC Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, and identifies which Funds are most likely to be affected by each risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, and identifies which Funds are most likely to be affected by each risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

— = Principal Risk ¡ = Non-Principal Risk	Multi-Style Equity	Aggressive Equity	Real Estate Securities	Non-U.S.	Core Bond
RISKS
Multi-Manager Approach	—	—	—	—	—
Security Selection and Management Risk	—	—	—	—	—
“Select Holdings” Strategy	—
Equity Securities
Common Stocks	—	—	—	—
Value Stocks	—	—		—
Growth Stocks	—	—		—
Market-Oriented Investments	—	—		—
Quantitative Investing	—	—		—
Securities of Small Capitalization Companies		—		—
Preferred Stocks	—			—
Fixed-Income Securities					—
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)					—
Government Issued or Guaranteed Securities, U.S. Government Securities					—
Municipal Obligations					¡
Mortgage-Backed Securities					—
Asset-Backed Securities					—
Credit and Liquidity Enhancements					—
Repurchase Agreements					¡
Dollar Rolls					—
Loans and Other Direct Indebtedness.					—
International Securities			—	—	—
Non-U.S. Equity Securities			—	—
Non-U.S. Debt Securities					—
Emerging Markets Debt					—
Brady Bonds					—
Emerging Markets Equity Securities				—
Yankee Bonds and Yankee CDs					—
Currency Risk			—	—	—

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— = Principal Risk ¡ = Non-Principal Risk	Multi-Style Equity	Aggressive Equity	Real Estate Securities	Non-U.S.	Core Bond
Synthetic Foreign Equity Securities				¡
Equity Linked Notes				¡
Derivatives (Futures Contracts, Options, Forwards and Swaps)	¡	¡		¡	—
Forward Currency Contracts				—	—
Leveraging Risk					—
Counterparty Risk	—	—	—	—	—
Real Estate Securities		—	—	¡
REITs	¡	—	—	¡
Depositary Receipts	—	—	¡	—
Illiquid Securities		¡	¡	¡	—
Liquidity Risk		—	—	—	—
Market Volatility	—	—	—	—	—
Government Intervention in Financial Markets	—	—	—	—	—
Large Redemptions and Subscriptions	—	—	—	—	—
Non-Diversification Risk			—
Industry Concentration Risk			—
Exposing Cash Reserves to Appropriate Markets	¡	¡		¡	¡
Securities Lending	¡	¡	¡	¡	¡
Investment by other Funds	—	—	—	—	—

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In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table at the beginning of the Risks section.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Management Risk

The Funds are subject to management risk because they are actively managed investment portfolios. The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

•	“Select Holdings” Strategy

The “select holdings” strategy amplifies a Fund’s security selection risk and potential underperformance.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortune of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

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•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Fixed-income securities are subject to interest rate risk. Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration.

Fixed-income securities are also subject to credit risk and the risk of default. A Fund could lose money if the issuer or guarantor of a fixed-income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Fixed-income securities may be downgraded in credit rating or go into default. While all fixed-income securities are subject to credit risk, lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks and higher risk of default.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

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As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Mortgage-Backed Securities

The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages due to foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on

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their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets, or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten

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the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Credit and Liquidity Enhancements

Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Dollar Rolls

A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for a Fund.

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•	Loans and Other Direct Indebtedness

Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

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•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. However, investing in emerging market securities poses risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of default from political instability; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Brady Bonds

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

•	Emerging Markets Equity Securities

Investing in emerging market equity securities poses risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Yankee Bonds and Yankee CDs

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

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•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

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•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, to facilitate the implementation of their investment strategy or to take a net short position with respect to certain issuers, sectors or markets.

The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives.

A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the money manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Funds will engage in derivatives transactions at any time or from time to time. The Funds’ ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. The Funds believe that these trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its positions.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

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Counterparty Risk

Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity linked notes.

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making them difficult to sell at the price at which they are carried on the Fund’s books. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund may tend to have a greater exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.

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Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to value instruments for which market prices may not be readily available. RIMCo will monitor developments in financial markets and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Government Intervention in Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Large Redemptions and Subscriptions

Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss to meet these redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds as shorter term, higher yielding investments are sold to meet those redemptions leaving longer duration, lower yielding assets in the funds. Likewise, if interest rates are decreasing, large subscription activity may result in the fixed income funds having a lower yield as this new money is invested at lower interest rates than the rest of the portfolio.

Non-Diversification Risk

As a non-diversified fund, the Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

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Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Investment by other Funds

The Funds are used as investments for funds of funds which have the same investment adviser as the Funds. These Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change a fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in a Fund or a Fund is no longer used as an investment of a fund of funds, that Fund could experience large redemptions of its shares. If these large redemptions occur, a Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for each of the Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in this Prospectus.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and Mid-December	Multi-Style Equity, Aggressive Equity, Core Bond and Real Estate Securities Funds
Annually	Mid-December	Non-U.S. Fund

An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.

Capital Gains Distributions

The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Consequently, capital gains distributions may be expected to vary considerably from year to year.

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Automatic Reinvestment

Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.

TAXES

Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.

Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (Code) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund’s assets as assets of the related separate account, these limitations also apply to the Fund’s assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A government security includes any security issued or guaranteed or insured by the United States or an instrumentality of the United States. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.

Dividends paid out of a Fund’s net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “Purchase of Fund Shares,” and “Redemption of Fund Shares” for more information.

Valuation of Portfolio Securities

The Funds value portfolio securities according to Board approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

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Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or brokers (when permitted by the market value procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the fair value procedures as the movement of a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

PURCH ASE OF FUND SHARES

Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates.

Orders to purchase Fund Shares are based on premiums and transaction requests received by each Insurance Company prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds (a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. All orders represented to the Funds by an Insurance Company as having been received prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific Time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 11:00 a.m., Pacific Time. It is each Insurance Company's responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.

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RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

The Board of Trustees has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares. The Funds do not accommodate frequent purchases and redemptions of Fund Shares.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Insurance Company regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Policy owners who are market timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take actions reasonably designed to curtail frequent trading practices by policy owners or Insurance Companies. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity.

Each Fund may monitor for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds may monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that Policy owner’s or Insurance Company’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

Because the Funds do not have direct access to a Policy owner’s account to implement the purchase revocation, the Funds will require the Insurance Company to impose similar revocation of purchase privileges on the Policy owner. In the event that the Insurance Company cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a Policy owner’s or Insurance Company’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between an Insurance Company and the Funds, the Funds may rely on the Insurance Company’s frequent trading policies if it is determined that the Insurance Company’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on an Insurance Company’s frequent trading policies must be approved by the Fund’s Chief Compliance Officer after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, Policy owners should be aware that they may be subject to the policies and procedures of their Insurance Company which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to:

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•

Transactions in a Fund by certain other funds (i.e. funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

•	Scheduled rebalancing of asset allocated strategies.

•	Systematic purchase or redemption programs, if available.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any Insurance Company’s redemption rights.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on Policy owners and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may not be able to completely eliminate the possibility of improper trading under all circumstances. Policy owners seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such Policy owner or curtail their trading practices.

The Funds or Transfer Agent may make exceptions to this policy, if in its judgment, the transaction does not represent frequent trading or other activity that may be harmful to the Funds.

Because Insurance Companies hold the interests of Policy owners in Separate Accounts, the Funds currently have a very limited ability to monitor and detect frequent trading by Policy owners and have no ability to curtail frequent trading without the cooperation of the Insurance Companies. As a result of the Fund’s limited ability to monitor and detect frequent trading and its dependence on the cooperation of Insurance Companies to curtail such activity, frequent trading may occur. Shareholders and, indirectly, Policy owners may be exposed to the risks discussed below.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.

Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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REDEMPTION OF FUND SHARES

Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier on any business day of the Funds. All redemption requests received by the Insurance Company prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific Time. It is each Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. The Funds do not impose charges for share redemption.

RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.

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MIXED AND SHARED FUNDING

The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and (ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board of Trustees will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.

SERVICING ARRANGEMENTS

Some Insurance Companies have entered into arrangements with RFSC and/or Russell Financial Services, Inc. (the “Distributor”) pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies.

52

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual reports, which are available upon request.

Multi-Style Equity Fund

	Years Ended December 31,
	2008			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$	[	]	$14.93	$13.37	$12.60	$11.56

Income From Operations
Net investment income (a)		[	]	.16	.14	.12	.11
Net realized and unrealized gain (loss)		[	]	1.37	1.55	.79	1.02
Total income (loss) from operations		[	]	1.53	1.69	.91	1.13

Distributions
From net investment income		[	]	(.16)	(.13)	(.14)	(.09)
From net realized gain		[	]	(.65)	—	—	—
Total distributions		[	]	(.81)	(.13)	(.14)	(.09)
Net Asset Value, End of Period	$	[	]	$15.65	$14.93	$13.37	$12.60
Total Return (%)		[	]	10.36	12.75	7.27	9.81

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$	[	]	$479,922	$417,507	$349,659	$332,759

Ratios to average net assets (%):
Operating expenses, net (b)		[	]	.87	.87	.83	.87
Operating expenses, gross		[	]	.87	.87	.87	.88
Net investment income (b)		[	]	1.04	1.03	.94	.96
Portfolio turnover rate (%)		[	]	135.80	128.33	130.00	123.29

(a)	Average month-end shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo as the manager or transfer agent, and custody credit arrangements.

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Aggressive Equity Fund

	Years Ended December 31,
	2008			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$	[	]	$14.45	$14.40	$14.90	$13.47

Income From Operations
Net investment income (loss) (a)		[	]	.06	.03	.03	.02
Net realized and unrealized gain (loss)		[	]	.40	2.10	.90	1.95
Total income (loss) from operations		[	]	.46	2.13	.93	1.97

Distributions
From net investment income		[	]	(.05)	(.03)	(.03)	(.02)
From net realized gain		[	]	(1.87)	(2.05)	(1.40)	(.52)
Total distributions		[	]	(1.92)	(2.08)	(1.43)	(.54)

Net Asset Value, End of Period	$	[	]	$12.99	$14.45	$14.40	$14.90

Total Return (%)		[	]	3.42	14.79	6.36	14.73

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$	[	]	$228,927	$223,646	$204,292	$195,583

Ratios to average net assets (%):
Operating expenses, net (b)		[	]	1.05	1.05	.99	1.05
Operating expenses, gross		[	]	1.13	1.12	1.13	1.17
Net investment income (loss) (b)		[	]	.39	.16	.21	.17

Portfolio turnover rate (%)		[	]	179.82	183.55	130.09	150.26

(a)	Average month-end shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo as the manager or transfer agent, and custody credit arrangements.

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Real Estate Securities Fund

	Years Ended December 31,
	2008			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$	[	]	$21.34	$17.28	$17.09	$13.71

Income From Operations
Net investment income (a)		[	]	.35	.37	.32	.36
Net realized and unrealized gain (loss)		[	]	(3.68)	5.72	1.82	4.33
Total income from operations		[	]	(3.33)	6.09	2.14	4.69

Distributions
From net investment income		[	]	(.47)	(.39)	(.37)	(.36)
From net realized gain		[	]	(2.32)	(1.64)	(1.58)	(.95)
Tax return of capital		—		—	—	—	—
Total distributions		[	]	(2.79)	(2.03)	(1.95)	(1.31)

Net Asset Value, End of Period	$	[	]	$15.22	$21.34	$17.28	$17.09
Total Return (%)		[	]	(15.86)	35.84	12.96	34.88

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$	[	]	$488,809	$625,477	$443,092	$379,733
Ratios to average net assets (%):
Operating expenses, net (b)		[	]	.92	.90	.91	.92
Operating expenses, gross		[	]	.92	.91	.91	.92
Net investment income (b)		[	]	1.75	1.86	1.86	2.43

Portfolio turnover rate (%)		[	]	76.84	52.63	64.24	47.21

(a)	Average month-end shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo as the manager or transfer agent, and custody credit arrangements.

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Non-U.S. Fund

	Years Ended December 31,
	2008			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$	[	]	$15.01	$12.68	$11.33	$9.76

Income From Operations
Net investment income (a)		[	]	.25	.23	.16	.11
Net realized and unrealized gain (loss)		[	]	1.14	2.75	1.38	1.66
Total income (loss) from operations		[	]	1.39	2.98	1.54	1.77

Distributions
From net investment income		[	]	(.38)	(.35)	(.19)	(.20)
From net realized gain		[	]	(2.82)	(.30)	—	—
Total distributions		[	]	(3.20)	(.65)	(.19)	(.20)

Net Asset Value, End of Period	$	[	]	$13.20	$15.01	$12.68	$11.33
Total Return (%)		[	]	10.12	23.64	13.69	18.30

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$	[	]	$431,686	$369,884	$302,261	$258,766
Ratios to average net assets (%):
Operating expenses, net (b)		[	]	1.15	1.15	1.12	1.15
Operating expenses, gross		[	]	1.18	1.21	1.26	1.28
Net investment income (b)		[	]	1.70	1.64	1.41	1.11
Portfolio turnover rate (%)		[	]	106.21	110.77	87.98	73.45

(a)	Average month-end shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo as the manager or transfer agent, and custody credit arrangements.

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Core Bond Fund

	Years Ended December 31,
	2008			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$	[	]	$10.14	$10.23	$10.50	$10.47

Income From Operations
Net investment income (a)		[	]	.51	.45	.38	.24
Net realized and unrealized gain (loss)		[	]	.20	(.08)	(.17)	.24
Total income from operations		[	]	.71	.37	.21	.48

Distributions
From net investment income		[	]	(.53)	(.46)	(.37)	(.26)
From net realized gain		—		—	—	(.11)	(.19)
Total distributions		[	]	(.53)	(.46)	(.48)	(.45)
Net Asset Value, End of Period	$	[	]	$10.32	$10.14	$10.23	$10.50
Total Return (%)		[	]	7.24	3.72	2.01	4.66

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$	[	]	$346,067	$265,783	$216,774	$175,851
Ratios to average net assets (%):
Operating expenses, net (b)		[	]	.70	.70	.70	.70
Operating expenses, gross		[	]	.78	.73	.72	.73
Net investment income (b)		[	]	5.04	4.40	3.70	2.41

Portfolio turnover rate (%)		[	]	964.78	452.50	192.66	216.23

(a)	Average month-end shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo as the manager or transfer agent, and custody credit arrangements.

57

MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIF, other Funds in RIF, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds’ Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.russell.com. Assets not allocated to money managers are managed by RIMCo.

Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center – 8th Floor, Stamford, CT 06902.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Montag & Caldwell, Inc., 3455 Peachtree Road NE, Suite 1200, Atlanta, GA 30326-3248.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Aggressive Equity Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston, MA 02109.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Real Estate Securities Fund

AEW Capital Management, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

58

Non-U.S. Fund

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Core Bond Fund

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA     92660-6430.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

59

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

• Information we or our agents receive from you on applications or other forms; and

• Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

Disclosing information to a third party to process account transactions that you request or authorize;

• Disclosing information to an affiliate to process accounting statements that you request or authorize;

• Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

• Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

• U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

• Frank Russell Company

• Russell Real Estate Advisors Inc.

• Russell Implementation Services Inc.

• Russell Investment Management Company

• Russell Trust Company

• Russell International Services Company Inc.

• Russell Investments Delaware Inc.

• Russell Financial Services, Inc.

• Pantheon Ventures Inc.

• Russell Institutional Services Inc.

• Russell Fund Services Company

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting the Funds at:

Russell Investment Funds

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

Neither the Funds’ SAI nor its shareholder reports are available on the Funds’ website because shares of the Fund are not publicly available.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: Russell Financial Services, Inc. SEC File No. 811-05371 36-08-061 (0509)

RUSSELL INVESTMENT FUNDS

909 A Street

Tacoma, Washington 98402

Telephone (800) 972-0700

In Washington (253) 627-7001

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

May 1, 2009

Russell Investment Funds (“RIF”) is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF has 10 investment portfolios, each referred to as a “Fund.” RIF offers Shares of beneficial interest in the Funds in separate prospectuses.

As of the date of this Statement of Additional Information (“Statement”), RIF is comprised of 10 Funds. This Statement describes the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the “Funds of Funds), each of which invests in different combinations of other funds (the “Underlying Funds”) which invest in different combinations of stocks, bonds and cash equivalents.

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Growth Strategy	April 30, 2007	May 1, 2009
Growth Strategy	April 30, 2007	May 1, 2009
Balanced Strategy	April 30, 2007	May 1, 2009
Moderate Strategy	April 30, 2007	May 1, 2009
Conservative Strategy	N/A*	May 1, 2009

*	The Conservative Strategy Fund had not commenced operations as of the date of the SAI.

The Funds serve as the investment base for a variety of insurance products (the “Policies”) to be issued by one of more insurance companies (each referred to herein as an “Insurance Company”).

This Statement supplements or describes in greater detail information concerning RIF and the Funds contained in the Prospectus of the Funds of Funds dated May 1, 2009. This Statement is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds’ Prospectus, which may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this Statement for future reference.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This Statement incorporates by reference the RIF Underlying Funds’ Annual Reports to Shareholders for the year ended December 31, 2008 and the RIC Underlying Funds’ Annual Reports to Shareholders for the year ended October 31, 2008. Copies of the Underlying Funds’ Annual Reports are available free of charge by calling Russell Investment Services at the above number.

The Underlying Funds in which the Funds of Funds currently invest include shares of other Russell Investment Funds (“RIF”) funds or shares of Russell Investment Company (“RIC”) funds. RIC is a registered investment company that has the same investment adviser as RIF. The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:

FUND	INCEPTION DATE
RIF Multi-Style Equity Fund	January 2, 1997
RIC Russell U.S. Quantitative Equity Fund[1]	May 29, 1987
RIF Aggressive Equity Fund	January 2, 1997
RIF Real Estate Securities Fund	April 30, 1999
RIC Russell Global Equity Fund[2]	February 28, 2007
RIF Non-U.S. Fund	January 2, 1997
RIC Russell Emerging Markets Fund[3]	January 29, 1993
RIF Core Bond Fund	January 2, 1997
RIC Russell Short Duration Bond Fund[4]	October 30, 1981

1	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund.

2	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.

3	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund

4	On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund. On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY.    RIF was originally organized as a Maryland corporation and, on July 11, 1996, was reorganized as a Massachusetts business trust.

RIF is currently organized and operating under an Amended Master Trust Agreement dated October 1, 2008, as amended, (the “Master Trust Agreement”) and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940) of the Trust or Sub-Trust by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Sub-Trust or any Class of any such Sub-Trust at any time by written notice to affected Shareholders. RIF is a registered open-end management investment company. Each of the Funds of Funds is a nondiversified investment company for purposes of the Investment Company act of 1940 as amended (the “1940 Act”) because they invest in the securities of a limited number of issuers (i.e. the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company, except the Real Estate Securities Fund. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIF is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

Under the Master Trust Agreement, RIF’s Funds of Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds of Funds do not presently offer Shares in multiple classes, although they may do so in the future.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund of Funds may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund of Funds and that every written agreement, obligation or other undertaking of the Funds of Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund of Funds and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund of Funds itself would be unable to meet its obligations.

Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund of Funds may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF’s Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

SHAREHOLDER MEETINGS.     RIF will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

In connection with an exemptive order which RIF received from the SEC, it has committed to a “pass-through” voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.

CONTROLLING SHAREHOLDERS.     The Trustees have the authority and responsibility to manage the business of RIF, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIF’s Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder “controls” RIF.

At [ ], 2009, the following shareholders owned 5% or more of any Class of any Fund of Funds’ Shares:

[To be filed by Amendment]

At [ ], 2009, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

[To be filed by Amendment]

[The Trustees and officers of RIF, as a group, own less than 1% of any Class of any Fund of Funds’ Shares.]

For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

TRUSTEES AND OFFICERS.     The Board of Trustees is responsible for overseeing generally the operation of the Funds of Funds, including reviewing and approving the Funds of Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds of Funds’ adviser, and the money managers for the Underlying Funds. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIF Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are five Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The trustees and officers of the Funds of Funds also serve in similar positions with the Underlying Funds. Thus, if the interests of one of the Funds of Funds and the Underlying Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict.

The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee.

RIF’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds of Funds’ accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds of Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds of Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds of Funds’ records and the safekeeping arrangements of RIF’s custodian, reviews both the audit and non-audit work of RIF’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIF, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, relating to the operations and financial reporting of RIF, and (iii) all non-audit services relating to the operations and financial reporting of RIF, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, by any auditors with an ongoing relationship with RIF. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy, and Jonathan Fine and Ms. Kristianne Blake each of whom is an independent Trustee. For the fiscal year ended December 31, 2008, the Audit Committee held [ ] meetings.

RIF’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIF for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds of Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ended December 31, 2008, the Nominating and Governance Committee held [ ] meetings.

RIF’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds of Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trusts. Currently, the Investment Committee members consist of Ms. Julie W. Weston and Messrs. Thaddas L. Alston, Jack R. Thompson and Greg J. Stark. For the fiscal year ended December 31, 2008, the Investment Committee held [ ] meetings.

RIF paid in the aggregate $[ ] for the fiscal year ended December 31, 2008 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIF’s officers and employees are paid by RIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIF, which has 10 funds and Russell Investment Company (“RIC”), which has 38 funds. Each of the trustees is a trustee of both RIF and RIC. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INTERESTED TRUSTEE

#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2004 • Trustee since 2007	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	48	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	48	• Director, • Avista Corp (electric utilities) • Trustee, Principal Investors Funds (investment company) • Trustee, Principal Variable Contracts Funds (investment company)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	48	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2004	• Appointed until • successor is duly • elected and • qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002 • Chairperson of the Investment Committee since 2006	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired	48	None

*	Each Trustee is subject to mandatory retirement at age 72.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	48	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	48	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	48	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 Trustee of RIC and RIF until 2004	48	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years

OFFICERS

Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•        President and CEO, RIC and RIF

•        Chairman of the Board, President and CEO, RIMCo

•        Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•        Chairman of the Board, President and CEO, RFSC

•        Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•        Until 2004, Managing Director of Individual Investor Services, FRC

•        2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•        Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•        Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•        Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008

INTERESTED TRUSTEES	AGGREGATE COMPENSATION FROM RIF	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIF EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIF AND RUSSELL FUND COMPLEX PAID TO TRUSTEES

Greg J. Stark	$ [ ]	$ [ ]	$ [ ]	$ [ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Kristianne Blake	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Daniel P. Connealy	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Jonathan Fine	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Raymond P. Tennison, Jr.	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Jack R. Thompson	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Julie W. Weston	$ [ ]	$ [ ]	$ [ ]	$ [ ]
TRUSTEES EMERITUS
George F. Russell, Jr.	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Paul E. Anderson	$ [ ]	$ [ ]	$ [ ]	$ [ ]
William E. Baxter	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Lee C. Gingrich	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Eleanor W. Palmer	$ [ ]	$ [ ]	$ [ ]	$ [ ]

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

INTERESTED TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
Greg J. Stark	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]
Kristianne Blake	[ ]	[ ]
Daniel P. Connealy	[ ]	[ ]
Jonathan Fine	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]
Julie W. Weston	[ ]	[ ]
TRUSTEES EMERITUS
George F. Russell, Jr.	[ ]	[ ]
Paul E. Anderson	[ ]	[ ]
William E. Baxter	[ ]	[ ]
Lee C. Gingrich	[ ]	[ ]
Eleanor W. Palmer	[ ]	[ ]

OPERATION OF RIF

SERVICE PROVIDERS.    Most of RIF’s necessary day-to-day operations are performed by separate business organizations under contract to RIF. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company (“RFSC”)

Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Financial Services, Inc. (formally Russell Fund Distributors, Inc.)

MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT.    FRC, the corporate parent of RIMCo, was responsible for organizing and reorganizing RIF and provides ongoing money manager research and trade placement services, to RIF and RIMCo, as described in the Prospectuses. Neither RIF nor RIMCo pays FRC an annual fee for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC and RIF, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds of Funds and the Underlying Funds, including developing the investment program for each Fund of Funds and Underlying Fund.

Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund of Funds among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund of Funds and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.

RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers and for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among money managers, oversees the money managers and evaluates the performance results. All assets of the Funds of Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. RIMCo, as agent for RIF, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

Each of the Funds of Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds of Funds. Since no shares of Funds of Funds were issued during the fiscal year ended December 31, 2006 the Funds of Funds did not pay RIMCo any advisory fees for that period.

ADMINISTRATOR.    RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Fund of Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Each of the Fund of Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Fund of Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund of Fund.

Until January 1, 2008 the Funds paid RIMCo a single management fee for advisory and administrative services. Beginning January 1, 2008, the Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory and administrative services. The following Funds of Funds paid RIMCo the following management fees (gross of reimbursement and/or waivers) for the fiscal years ended December 31 2007:

Funds of Funds	12/31/07

Equity Growth Strategy	$10,412

Growth Strategy	21,192

Balanced Strategy	27,948

Moderate Strategy	6,077

Conservative Strategy*	N/A

*Since no shares of Conservative Strategy Fund were issued during the fiscal years ended December 31, 2007, and December 31, 2008 that Fund of Funds did not pay RIMCo any advisory fees for those periods.

The following Funds of Funds paid RIMCo the following advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended December 31 2008:

Funds of Funds	12/31/08

Equity Growth Strategy	$[ ]

Growth Strategy	[ ]

Balanced Strategy	[ ]

Moderate Strategy	[ ]

Conservative Strategy*	[ ]

*Since no shares of Conservative Strategy Fund were issued during the fiscal years ended December 31, 2007, and December 31, 2008 that Fund of Funds did not pay RIMCo any advisory fees for those periods.

[While RIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), RIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund, through [April 29, 2009,] for the Funds of Funds. Additionally, RFSC has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers that still exceed their respective expense caps. These arrangements are not part of the Advisory or Administrative Agreements with RIF and may be changed or discontinued.]

Each of the Funds of Funds will indirectly bear their proportionate share of the advisory fee or administrative fee paid by the Underlying Funds to RIMCo and RSFC, respectively.

Until January 1, 2008 the RIF Underlying Funds paid RIMCo a single management fee for advisory and administrative services. Beginning January 1, 2008, the RIF Underlying Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the RIF Underlying Funds or in aggregate fees paid by the RIF Underlying Funds for advisory and administrative services. The RIF Underlying Funds in which the Funds of Funds currently invest paid RIMCo the following management fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2007 and 2006, respectively:

Fund	$ Amount Paid		Annual rate (as a % of average daily net assets)
	2007	2006	2007	2006

RIF Multi-Style Equity	$3,564,736	$2,956,187	0.78%	0.78%
RIF Aggressive Equity	2,228,446	2,120,679	0.95	0.95
RIF Non-U.S.	3,893,891	3,249,942	0.95	0.95
RIF Real Estate Securities	5,084,058	4,496,850	0.85	0.85
RIF Core Bond	1,805,318	1,430,934	0.60	0.60

The RIF Underlying Funds in which the Funds of Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal year ended December 31, 2008:

Fund	$ Amount Paid	Annual rate (as a % of average daily net assets)
	2008	2008
RIF Multi-Style Equity	$[ ]	[	]%
RIF Aggressive Equity	[ ]	[	]
RIF Non-U.S.	[ ]	[	]
RIF Real Estate Securities	[ ]	[	]
RIF Core Bond	[ ]	[	]

The RIC Underlying Funds in which the Funds of Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2008, 2007 and 2006, respectively:

Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006

RIC Russell U.S. Quantitative Equity	$	[	]	$31,168,885	$24,355,453	[	]%	0.72%	0.73%
RIC Russell Global Equity*		[	]	6,154,145	N/A	[	]	0.95	N/A
RIC Russell Emerging Markets		[	]	16,650,986	11,961,392	[	]	1.15	1.15
RIC Russell Short Duration Bond		[	]	3,241,444	5,172,197	[	]	0.45	0.45

* Since no shares of the Russell Global Equity Fund were issued during the fiscal year ended October 31, 2006 the Underlying Fund did not pay RIMCo any advisory fees for that period.

RIMCo has contractually agreed to waive all or a portion of its advisory fees for the RIF Underlying Funds, and RIMCo has contractually agreed to waive all or a portion of its advisory fees for certain RIC Underlying Funds. This arrangement is not part of the Advisory Agreement with RIF or the Advisory Agreement with RIC and may be changed or discontinued. RIMCo currently calculates its advisory fee based on a Fund’s average daily net assets.

The following paragraphs list the current waivers and those that were in effect for the Underlying Funds during the last three fiscal years.

Current Waivers:

[To be filed by amendment.]

Past Waivers:

Beginning January 1, 2008, for the Multi-Style Equity Fund, RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.73% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Aggressive Equity Fund, RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.05% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Non-U.S. Fund, RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.15% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Real Estate Securities Fund, RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.80% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.10% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.10% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund.

Beginning January 1, 2008, for the Core Bond Fund, RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.55% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.70% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund.

For the Multi-Style Equity Fund, RIMCo contractually agreed to waive through December 31, 2007, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 0.87% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $2,930,206 and $3,548,025 and for the fiscal years ended December 31, 2006 and 2007, respectively.

For the Aggressive Equity Fund, RIMCo contractually agreed to waive through December 31, 2007, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.05% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.05% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,965,034 and $2,040,251 for the fiscal years ended December 31, 2006 and 2007, respectively.

For the Non-U.S. Fund, RIMCo contractually agreed to waive through December 31, 2007, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.15% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.15% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $3,020,421 and $3,775,174 for the fiscal years ended December 31, 2006 and 2007, respectively.

For the Real Estate Securities Fund, RIMCo contractually agreed to waive through December 31, 2007, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.10% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.10% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $4,488,898 and $5,084,058 for the fiscal years ended December 31, 2006 and 2007, respectively.

For the Core Bond Fund, RIMCo contractually agreed to waive through December 31, 2007, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 0.70% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 0.70% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,369,209 and $1,609,264 for the fiscal years ended December 31, 2006 and 2007, respectively.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed to waive, from March 1, 2007 through December 31, 2007, up to the full amount of its 0.50% combined advisory and administrative fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. From January 1, 2008 through at least February 29, 2009, RIMCo has contractually agreed to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

From its fee, RIMCo, as agent for RIF, pays all fees to the money managers of the Underlying Funds for their investment selection services. The tables in the section entitled “Money Managers” set forth the fees paid to money managers of the Underlying Funds. The following tables set forth the net management fees retained by RIMCo with respect to the Underlying Funds for the fiscal years ended December 31, 2008, 2007, and 2006, respectively:

Underlying Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006

RIF Multi-StyleEquity	$	[	]	$2,497,788	$2,091,536	[	]%	0.55%	0.55%
RIF Aggressive Equity		[	]	1,239,433	1,165,524	[	]	0.53	0.52
RIF Non-U.S.		[	]	2,683,370	2,220,315	[	]	0.65	0.65
RIF Real Estate Securities		[	]	3,675,972	3,281,310	[	]	0.61	0.62
RIF Core Bond		[	]	1,470,197	1,156,916	[	]	0.49	0.48

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by RIMCo for the fiscal years ended October 31, 2008, 2007 and 2006, respectively:

Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006

RIC U.S. Russell Quantitative Equity	$	[	]	$25,161,573	$20,034,195	[	]%	0.58%	0.60%
RIC Russell Global Equity*		[	]	3,859,218	N/A	[	]	0.60	N/A
RIC Russell Emerging Markets		[	]	9,446,177	6,976,508	[	]	0.65	0.67
RIC Russell Short Duration Bond		[	]	2,242,228	3,678,839	[	]	0.31	0.32

*	The Russell Global Equity Fund commenced operations on February 28, 2007.

RIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 909 A Street, Tacoma, WA 98402.

PORTFOLIO MANAGERS. The RIMCo Managers (RIMCo’s employees who manage the Funds of Funds and Underlying Funds, oversee the money managers of the Underlying Funds and have primary responsibility for the management of the Funds of Funds and Underlying Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the RIMCo Managers of the Funds of Funds are based on their management of the Fund of Funds consistent with the Fund of Funds’ objectives. The RIMCo Managers for the Funds of Funds are evaluated on an ongoing basis with respect to achieving each Fund of Funds’ objectives and guidelines, identifying and implementing allocation changes when necessary, and liaising between business units and fund performance groups to help insure that reports reflect market needs. RIMCo manager evaluations are conducted by asset class directors. Salary and bonus recommendations of the asset class directors are reviewed by the asset class and regional chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class and regional chief investment officers’ recommendations have been reviewed by the Chief Investment Officer.

Profit sharing contributions are made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC.

The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

Equity Securities Beneficially Owned By RIMCo Managers In The Funds of Funds

They Manage For The Fiscal Year Ended December 31, 2008

RIMCO MANAGERS OF THE FUNDS OF FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND OF FUNDS MANAGED BY THE RIMCO MANAGER

Jill Johnson	[ ] Equity Growth Strategy
[ ] Growth Strategy
[ ] Balanced Strategy
[ ] Moderate Strategy
[ ] Conservative Strategy*

* No shares of the Conservative Strategy Fund have been issued as of the fiscal year ended December 31, 2008.

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the Asset Class Directors who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the Asset Class Director and the ISC must review and ratify the recommendations.

Other Accounts Managed By RIMCo Managers and Assets Under Management In The Accounts As of

December 31, 2008

RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Jill Johnson	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]

Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ Statement of Additional Information.

MONEY MANAGERS. The money managers of the Underlying Funds are not affiliates of RIF or RIMCo other than as discretionary managers for a portion of an Underlying Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisors or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended December 31, 2006, 2007 and 2008 fees paid to the money managers of the Underlying Funds were:

Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006

RIF Multi-Style Equity	$	[	]	$1,066,948	$864,651	[	]%	0.23%	0.23%
RIF Aggressive Equity		[	]	989,013	955,155	[	]	0.42	0.43
RIF Non-U.S.		[	]	1,210,521	1,029,627	[	]	0.30	0.30
RIF Real Estate Securities		[	]	1,408,086	1,215,540	[	]	0.24	0.23
RIF Core Bond		[	]	335,121	274,018	[	]	0.11	0.12

From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2006, 2007 and 2008, advisory fees paid to the money managers of the Underlying Funds were:

Fund	$Amount Paid					Annual rate (as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006

RIC Russell U.S. Quantitative Equity	$	[	]	$6,007,312	$4,321,258	[	]%	0.14%	0.13%
RIC Russell Global Equity*		[	]	2,294,927	N/A	[	]	0.35	N/A
RIC Russell Emerging Markets		[	]	7,204,809	4,984,884	[	]	0.50	0.48
RIC Russell Short Duration Bond		[	]	999,216	1,493,358	[	]	0.14	0.13

* Since no shares of the Russell Global Equity Fund were issued during the fiscal year ended October 31, 2006, the Fund did not pay any management fees to the money managers for that period.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIF and RIC have each paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR. Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIF Shares. The Distributor receives no compensation from RIF for its services. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company (“State Street”) serves as the custodian for RIF. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building, 200 Newport Avenue, North Quincy, MA, 02171

TRANSFER AND DIVIDEND DISBURSING AGENT. RFSC serves as transfer and dividend disbursing agent for RIF and RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIF and RIC. RFSC retains a portion of this fee for its services provided to RIF and RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 909 A Street, Tacoma, WA 98402.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIF and RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIF, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
AEW Capital Management , L.P.	Yes	No	Yes
AllianceBernstein L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Altrinsic Global Advisors, LLC	Yes	No	Yes
AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes
Arnhold and S. Bleichroeder Advisers, LLC	Yes	Yes, subject to blackout periods	Yes
Aronson + Johnson + Ortiz, LP	Yes	Yes, subject to blackout periods	Yes
Arrowstreet Capital, Limited Partnership	Yes	Yes, subject to blackout periods	Yes
ClariVest Asset Management LLC	Yes	No	Yes
Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes
DePrince, Race & Zollo, Inc.	Yes	Yes, subject to blackout periods	Yes
Gartmore Global Partners	Yes	Yes, subject to blackout periods	Yes
Genesis Asset Managers, LLP	Yes	Yes, subject to blackout periods	Yes
Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Gould Investment Partners LLC	Yes	Yes	Yes
Harding Loevner LLC	Yes	Yes, subject to blackout periods	Yes
Harris Associates, L.P.	Yes	Yes, subject to blackout periods	Yes
Heitman Real Estate Securities LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Institutional Capital LLC	Yes	No	Yes
INTECH Investment Management LLC	Yes	Yes, subject to blackout periods	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
INVESCO Institutional (N.A.), Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes
Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes
Logan Circle Partners, L.P.	Yes	Yes, subject to blackout periods	Yes
Mellon Capital Management Corporation	Yes	Yes, subject to blackout periods	Yes
Metropolitan West Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes
MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes
Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes
Pacific Investment Management Company LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes
PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes
Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes
RREEF America L.L.C.	Yes	Yes, subject to blackout periods	Yes
Russell Investment Management Company	Yes	Yes, subject to blackout periods	Yes
Signia Capital Management, LLC	Severely restricts personal trading, except for managed fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of mutual funds, closed end funds, ETFs and index funds	Yes	Yes
STW Fixed Income Management Ltd.	Yes	Yes	Yes
Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes
Tradewinds Global Investors, LLC	Yes	Yes, subject to blackout periods	Yes
T. Rowe Price International, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?
Turner Investment Partners, Inc.	Yes	Yes, but not in securities in which the adviser has a long or short position and subject to blackout periods	Yes
Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes
UBS Global Asset Management (Americas) Inc.	Yes	Yes, subject to blackout periods	Yes
Wellington Management Company, LLP	Yes	Yes, subject to blackout periods	Yes

UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo. The principal expense of the Underlying Funds is the annual advisory fee and the annual administrative fee payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF or RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

As of the date of this Statement, RIMCo and RFSC have contractually agreed to waive and/or reimburse [until February 28, 2010 or April 30, 2010] all or a portion of their advisory and administrative fees, respectively, with respect to certain Underlying Funds.

FUND OF FUNDS OPERATING EXPENSES. The Funds of Funds will pay all their expenses other than those expressly assumed by RIMCo. The principal expense of the Funds of Funds is the annual advisory fee and administrative fee payable to RIMCo and RFSC, respectively. The Funds of Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund of Fund, the expense is charged to that Fund of Fund. Other common expenses are allocated among the Funds of Funds based primarily upon their relative net assets. Additionally, each Fund of Funds, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests.

[As of the date of this Statement, RIMCo and RFSC have contractually agreed to waive and/or reimburse until [April 30, 2010] all or a portion of their advisory and administrative fees, respectively, with respect to certain Funds.]

VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday, except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net asset value per share is computed for each Fund of Funds by dividing the current value of the Fund of Fund’s assets less liabilities by the number of Shares of the Fund outstanding and rounding to the nearest cent.

PRICING OF SECURITIES. The Shares of the RIF and RIC Underlying Funds held by each Fund of Funds are valued at their net asset value. The net asset value of the RIF and RIC Underlying Funds is computed for each Underlying Fund by dividing the current value of the Underlying Fund’s assets less liabilities by the number of Shares of the Underlying Fund outstanding and rounding to the nearest cent. The RIC Russell Emerging Markets and RIC Russell Global Equity Funds and the RIF Non-U.S. Fund may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in one major U.S. market index meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund of Funds that invests in these Underlying Funds which hold portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund of Funds’ Shares may change on a day when you will not be able to purchase or redeem that Fund of Funds’ Shares. This is because the value of those Underlying Funds’ portfolio securities may change on weekends or other days when the Fund of Funds does not price its Shares.

PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds’ Shares; (ii) change the percentages of each Fund of Funds’ assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds’ assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

The portfolio turnover rates for the fiscal years ended December 31, 2008 and 2007 were:

Funds of Funds	12/31/08	12/31/07
Equity Growth Strategy	[ ]%	5.68%
Growth Strategy	[ ]	2.72
Balanced Strategy	[ ]	10.88
Moderate Strategy	[ ]	24.20
Conservative Strategy*	[ ]	N/A

* No Shares of the Conservative Strategy Fund were issued during the fiscal years ended December 31, 2007 and December 31, 2008.

PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by RIMCo or the money manager for the Underlying Funds’ cash reserves. The Underlying Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of RIC or RIF) decides to purchase the same security. In addition, when a money manager’s services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs.

The portfolio turnover rates for the last two fiscal years for each Fund were:

	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
RIF Multi-Style Equity	[ ]%	135.80%
RIF Aggressive Equity	[ ]	179.82
RIF Non-U.S.	[ ]	106.21
RIF Real Estate Securities	[ ]	76.84
RIF Core Bond	[ ]	964.78

	Fiscal Year Ended October 31, 2008	Fiscal Year Ended October 31, 2007
RIC Russell U.S. Quantitative Equity	[ ]%	100.78%
RIC Russell Global Equity	[ ]	62.05
RIC Russell Emerging Markets	[ ]	66.66
RIC Russell Short Duration Bond	[ ]	172.85

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds of Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund of Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund of Funds portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund of Funds and its adviser. Disclosure is permissible only when a Fund of Funds, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund of Funds complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. No disclosure of the portfolio holdings for RIF’s LifePoints Funds may be made except to comply with applicable legal or regulatory requirements, such as required periodic portfolio disclosure in filings with the Securities and Exchange Commission.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds of Funds’ website a statement relating to such event which may include information regarding the Funds of Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds of Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds of Funds for the purpose of facilitating management of the Funds of Funds portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Cigna, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds of Funds or identify Fund of Funds position sizes.

In addition, the Funds of Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds of Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc., (“GSI”), and Institutional Shareholder Services Inc. (“ISS”) provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Fund of Funds. In order to facilitate the review of the Funds of Funds by these rating agencies, the Funds of Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund of Funds shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds of Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund of Funds are in the best interests of such Fund of Funds shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund of Funds shareholders and the interests of the Funds of Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds of Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds of Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds of Funds’ Boards of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds of Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds of Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Fund of Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Funds invest in the Underlying Funds. Each Fund will vote in the same manner and proportion as the votes cast by other shareholders of the Underlying Funds in which the Fund invests.

The Board has delegated to RIMCo, as RIF and RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds of Funds and Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds of Funds or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care; and against indemnification proposals that would expand coverage beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions and corporate restructuring proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of. If the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to outcome, the Administrator is obligated to request additional information from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information on how the Funds of Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. The Funds invest in the Underlying Funds. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIF’s and RIC’s arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF’s and RIC’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

A money manager, may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Underlying Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Underlying Funds effect certain transactions through BNY ConvergeEX Group – LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Underlying Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors.

LJR rebates a portion of all commissions generated to provide commission recapture to the Funds. Trades through RIS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

A money manager for the Underlying Funds may independently effect transactions through RIS, LJR or other brokers who may be affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager are required by law to benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS.

During the last three fiscal years the total brokerage commissions paid by the Underlying Funds were:

December 31,	2008			2007	2006
RIF Multi-Style Equity	$	[	]	$734,378	$692,455
RIF Aggressive Equity		[	]	723,478	635,759
RIF Real Estate Securities		[	]	665,223	562,778
RIF Non-U.S.		[	]	878,857	704,910
RIF Core Bond		[	]	10	6,868

October 31,	2008			2007	2006
RIC Russell U.S. Quantitative Equity	$	[	]	$3,191,955	$2,902,158
RIC Russell Global Equity*		[	]	1,710,574	N/A
RIC Russell Emerging Markets		[	]	2,916,325	2,470,731

*	The Russell Global Equity Fund commenced operations on February 28, 2007.

The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Russell Short Duration Bond Fund normally does not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the fiscal year ended December 31, 2008, approximately $[ ] of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets. Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the fiscal years ended December 31, 2008 and 2007 from portfolio transactions effected for the RIF Underlying Funds, were as follows:

	2008			2007
Affiliated Broker/Dealer	Commissions	Percent of Total Commissions		Commissions	Percent of Total Commissions
Russell Implementation Services, Inc.
RIF Multi-Style Equity	$[ ]	[	]%	$105,858	3.53%
RIF Aggressive Equity	[ ]	[	]	136,947	4.56
RIF Real Estate Securities	[ ]	[	]	62,319	2.08
RIF Non-U.S.	[ ]	[	]	90,341	3.01
Total	[ ]	[	]	395,456	13.18
Geewax, Terker & Company
RIF Aggressive Equity	[ ]	[	]	472	0.02
Total	$[ ]	[	]%	$395,937	13.20%

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the fiscal years ended October 31, 2008 and 2007 from portfolio transactions effected for the RIC Underlying Funds, were as follows:

	2008			2007
Affiliated Broker/Dealer	Commissions	Percent of Total Commissions		Commissions	Percent of Total Commissions
Russell Implementation Services, Inc.
RIC Russell U.S. Quantitative Equity	$[ ]	[	]%	$583,613	1.45%
RIC Russell Global Equity	[ ]	[	]	690,297	1.72
RIC Russell Emerging Markets	[ ]	[	]	153,697	0.38
Total	[ ]	[	]	1,427,607	3.55
UBS
RIC Russell Emerging Markets	[ ]	[	]	2,717	0.01
Total	$[ ]	[	]%	$1,430,324	3.56%

During the fiscal year ended December 31, 2008, the RIF Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the RIF Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the RIF Underlying Funds. The value of broker–dealer securities held as of December 31, 2008, was as follows:

Fund Name	Deutsche Bank Securities, Inc.	Credit Suisse First Boston Corp.	J.P. Morgan Securities, Inc.	Goldman, Sachs & Co.	Lehman Brothers, Inc.
RIF Multi-Style Equity Fund			$[ ]		$[ ]
RIF Aggressive Equity Fund
RIF Real Estate Securities Fund

RIF Non-U.S. Fund	$	[	]	$	[	]
RIF Core Bond Fund		[	]		[	]	$	[	]		[	]		[	]
	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Fund Name	Banc of America Securities LLC			Barclays Investments, Inc.			Citigroup Global Markets, Inc.			Merrill Lynch, Pierce, Fenner & Smith, Inc.			Investment Technology Group, Inc.
RIF Multi-Style Equity Fund	$	[	]				$	[	]
RIF Aggressive Equity Fund
RIF Real Estate Securities Fund
RIF Non-U.S. Fund				$	[	]
RIF Core Bond Fund		[	]		[	]		[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

During the fiscal year ended October 31, 2008, the RIC Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the RIC Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the RIC Underlying Funds. The value of broker–dealer securities held as of October 31, 2008, was as follows:

Fund Name	Deutsche Bank Securities, Inc.			Credit Suisse First Boston Corp.			J.P. Morgan Securities, Inc.			Goldman, Sachs & Co.			Lehman Brothers, Inc.
RIC Russell U.S. Quantitative Equity Fund										$	[	]
RIC Russell Global Equity Fund											[	]
RIC Russell Emerging Markets Fund
RIC Russell Short Duration Bond Fund	$	[	]	$	[	]	$	[	]		[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Fund Name	Banc of America Securities LLC			Barclays Investments, Inc.			Citigroup Global Markets, Inc.			Merrill Lynch, Pierce, Fenner & Smith, Inc.			Investment Technology Group, Inc.
RIC Russell U.S. Quantitative Equity Fund							$	[	]	$	[	]	$	[	]
RIC Russell Global Equity Fund											[	]
RIC Russell Emerging Markets Fund								[	]		[	]
RIC Russell Short Duration Bond Fund	$	[	]					[	]		[	]
	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS

Each Fund of Funds’ investment objective is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds’ shareholders. If a Fund of Funds’ investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be “fundamental,” which means that they may only be changed with the approval of a majority of each Fund of Funds’ shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds’ investment objectives are set forth in the respective Prospectus.

INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

Unless otherwise stated, all percentage and credit quality limitations on Funds of Funds investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

No Fund of Funds may:

1. Purchase securities if, as a result of such purchase, the Fund of Funds’ investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds’ investment policies set forth in the Fund of Funds’ Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund) will not purchase securities if, as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.

4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund of Funds’ presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 1, above, the statement that the Funds of Funds will be concentrated in the mutual fund industry means that the Funds of Funds will only invest in shares of other mutual funds. In accordance with each Fund of Funds’ investment program as set forth in the prospectus, a Fund of Funds may invest more than 25% of its assets in any one Underlying Fund.

Each Fund of Funds will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund of Funds rather than the Underlying Fund.

With regards to investment restriction 6, above, each Fund of Funds may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds of Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds of Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund of Funds as permitted by the 1940 Act.

The Funds of Funds do not invest in illiquid securities. The Funds of Funds do not invest in repurchase agreements.

Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Fund of Funds may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Funds of Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

No Underlying Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Real Estate Securities Fund concentrates its investments in real estate securities. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Fund as permitted by the 1940 Act.

Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Underlying Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

As an open-end investment company registered with the SEC, the Funds are subject to the federal securities laws, including the 1940 Act, related rules, and various SEC, and SEC staff, positions. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Funds must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Funds must cover their open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market (net) obligations, if any (i.e., the Funds’ daily net liability, if any), rather than the notional value.

Investment Policies.

The Funds invest in the Underlying Funds. The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and non-principal investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Underlying Fund	Principal Investments	Non-Principal Investments

RIF Multi-Style Equity Fund	Common Stocks and Common Stock Equivalents Preferred Stocks American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets REITs

RIC Russell U.S. Quantitative Equity Fund	Common Stocks and Common Stock Equivalents Short Sales American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets REITs

RIF Aggressive Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

RIF Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities	Cash Reserves Lending Portfolio Securities Illiquid Securities Depositary Receipts

RIC Russell Global Equity Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Derivatives

Equity securities of real estate companies, including REITs

Synthetic foreign equity securities

Warrants and convertible securities

Derivatives to expose cash reserves to markets

RIF Non-U.S. Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Convertible securities and warrants

Derivatives

Synthetic foreign equity securities

Equity securities of real estate companies, including REITs

Derivatives to expose cash reserves to markets

Underlying Fund	Principal Investments	Non-Principal Investments

RIC Russell Emerging Markets Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities (specifically emerging market securities) Illiquid Securities

Cash Reserves

Warrants

Derivatives

Synthetic foreign equity securities Pooled Investment Vehicles

Convertible debt securities

Lending Portfolio Securities

Derivatives to expose cash reserves to markets

RIF Core Bond Fund

U.S. Government Securities, including TIPS and zero coupon securities

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

Foreign Securities

Derivatives

When issued and forward commitment securities

Swaps and Swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Municipal Obligations Cash ReservesRepurchase AgreementsLending Portfolio SecuritiesInvestment Company Securities and pooled investment vehicles Brady Bonds

RIC Russell Short Duration Bond Fund

Debt Securities including corporate debt, asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations, commercial mortgage backed securities and dollar rolls

Below investment grade or junk bonds

U.S. Government Securities, including TIPS and zero coupon securities

Foreign Securities

Derivatives

When -issued and forward commitment securities

Swaps and swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Municipal Obligations Brady Bonds

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities in which the Underlying Funds may invest in the foregoing table.

Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

The RIF Multi-Style Equity, RIC Russell U.S. Quantitative Equity, RIF Aggressive Equity, RIF Real Estate Securities, RIC Russell Global Equity, RIF Non-U.S. and RIC Russell Emerging Markets Funds, are referred to collectively as the “Underlying Equity Funds.”

The RIF Core Bond and RIC Russell Short Duration Bond Funds are referred to collectively as the “Underlying Fixed Income Funds.”

General Investment Strategies and Portfolio Instruments

Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, RIMCo or a money manager invests the Underlying Funds’ cash reserves in short term instruments, including the RIC Russell Money Market Fund. In addition to investing in such short term investments, as described below, the Underlying Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets.

Each Underlying Fund that invests its cash reserves in the RIC Russell Money Market Fund does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Underlying Fund’s total assets. The RIC Russell Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity by investing solely in short–term money market instruments. The Underlying Funds will invest cash reserves in the RIC Russell Money Market Fund only so long as it does not adversely affect the portfolio management and operations of the RIC Russell Money Market Fund and RIC’s other Funds. The RIC Russell Money Market Fund, and the Underlying Funds investing in it, treat such investments as the purchase and redemption of the RIC Russell Money Market Fund’s Shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in RIC’s Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves in the RIC Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the RIC Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the RIC Russell Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves for all Underlying Funds are invested in the RIC Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the RIC Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds’ Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Hedging Strategies. Financial futures contracts may be used by the Underlying Funds during or in anticipation of adverse market events such as, in the case of the Underlying Fixed Income Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying Fund’s portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIF is a party to a Securities Lending Agency Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which an Underlying Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Underlying Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Underlying Funds invest cash collateral received in high–quality short–term debt instruments, short–term bank collective investment vehicles and money market mutual funds (including a money market fund advised by RIMCo for which RIMCo receives a 0.05% advisory fee and RFSC receives a 0.05% administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Underlying Fund and the lending agent in accordance with the Securities Lending Agency Agreement.

An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Underlying Equity Funds’ assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Underlying Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Underlying Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities. No more than 15% of an Underlying Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act

(“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending. The Funds of Funds and Underlying Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds of Funds and Underlying Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. Typically, the Funds of Funds and Underlying Funds will borrow from the RIC Russell Money Market Fund. The RIC Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the RIC Russell Money Market Fund. The Funds of Funds and Underlying Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings will be limited to the time required to receive payment for securities sold, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Russell Money Market Fund could result in reduced returns and/or additional borrowing costs.

Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

Exchange Traded Funds or “ETFs.” The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Underlying Funds is subject to a duplicate level of fees if an Underlying Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. The Russell U.S. Quantitative Fund may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until an Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Foreign Securities

Investment In Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. Emerging markets consist of countries determined by the money managers of an Underlying Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Underlying Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Local Access Products. The RIC Russell Global Equity, RIF Non-U.S. and RIC Russell Emerging Markets Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The RIC Russell Global Equity, RIF Non-U.S., and RIC Russell Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Equity Securities

Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants. The Underlying Funds may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in equity REITs. REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

An Underlying Fund’s investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.

Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.

Debt Instruments and Money Market Instruments

To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.

The Underlying Fixed Income Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Underlying Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Underlying Fixed Income Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which the Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Underlying Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Underlying Fund. Subject to the overall limitations described in “Illiquid Securities”, an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying Fund not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that the Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund’s records while a reverse repurchase agreement is in effect.

The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.

Corporate Securities. The Underlying Fixed Income Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

Zero Coupon Securities. The Underlying Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage–Related and Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Underlying Fixed Income Funds may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of an Underlying Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Funds portfolio at the time the Underlying Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages due to foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, an Underlying Fund has exposure to subprime loans, Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g.,Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds“ (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization“ (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer of the originator of the receivables, the market’s assessment of the quality of underlying assets, or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.

Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As an Underlying Fund may be required to rely upon another lending institution to collect and pass onto the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Underlying Fund.

In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.

Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

Indexed Commercial Paper. The Underlying Fixed Income Funds may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

High Risk Bonds. The Underlying Fixed Income Funds may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Underlying Fixed Income Funds may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds. These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal.

Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.

The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Underlying Fixed Income Funds may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications — General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. The Underlying Fixed Income Funds may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds, including the participation certificates.

A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios. The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.

Demand Notes. The Underlying Fixed Income Funds may purchase obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Underlying Funds will enter into puts and stand-by commitments with institutions such as banks and broker–dealers that the Underlying Funds’ money managers continually believe satisfy the Underlying Funds’ credit quality requirements.

Risk Factors. The ability of the Underlying Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Underlying Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Underlying Funds may, in the opinion of Underlying Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments – Municipal Notes – Tax Free Participation Certificates.”)

The Underlying Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable and Floating Rate Securities. The Underlying Fixed Income Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. The Underlying Fixed Income Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Indexed Commercial Paper. The Underlying Fixed Income Funds may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit and Liquidity Enhancements. The Underlying Fixed Income Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying Funds that invest in these securities and may affect their share price.

Funding Agreements. The Underlying Fixed Income Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund’s investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options and Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that their use is consistent with the Underlying Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund’s net assets).

Options on Securities and Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds’ ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in the money” (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

An Underlying Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long term counterparty credit rating, including reassignments, of A- or better as defined by S&P (using highest of split ratings) or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Underlying Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

An Underlying Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Underlying Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid segregated assets.

If an option written by an Underlying Fund expires, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss (long or short–term depending on whether the Underlying Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, an Underlying Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, an Underlying Fund may make a “closing sale transaction,” which involves liquidating the Underlying Fund’s position by selling the option previously purchased. The Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund’s securities during the period the option was outstanding.

Options on Foreign Currency. An Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over–the–counter options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts and Options on Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit (“ECU”). It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is “covered” or if the Underlying Fund at all times maintains liquid segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options on Securities and Indexes” above.

An Underlying Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund’s net assets.

Each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund’s investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund’s securities or the price of the securities which the Underlying Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark–to– market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Options on Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Underlying Fund’s total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Underlying Fund.

When selling a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

When selling a put option on a futures contract, an Underlying Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.

The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of an Underlying Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or to effect investment transactions consistent with the Underlying Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds’ investment objectives and strategies. The Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. An Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that an Underlying Fund’s forward currency contracts are not used to achieve investment leverage, the Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Underlying Fund’s commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds’ portfolio securities are or are expected to be denominated. An Underlying Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Underlying Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Underlying Funds’ portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Underlying Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to an Underlying Fund.

Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund’s ability to hedge against the risk of devaluation of currencies in which the Underlying Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time an Underlying Fund is engaged in that strategy.

An Underlying Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contract and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements and Swaptions. The Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When an Underlying Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Underlying Funds may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Underlying Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Underlying Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Underlying Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Underlying Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Underlying Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. An Underlying Fixed Income Fund may act as either the buyer or the seller of a credit default swap. In an un-hedged credit default swap, an Underlying Fixed Income Fund buys credit default protection without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow an Underlying Fixed Income Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, an Underlying Fixed Income Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or other specified credit event) by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Underlying Fixed Income Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Underlying Fixed Income Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fixed Income Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the national amount of the swap.

An Underlying Fixed Income Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fixed Income Fund would function as the counterparty referenced in the preceding paragraph.

Credit default swaps could result in losses if the Underlying Fixed Income Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if an Underlying Fixed Income Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. An Underlying Fixed Income Fund will generally incur a greater degree of risk when it sells a credit default swap option than when its purchases a credit default swap. As a buyer of credit default swap, the Underlying Fixed Income Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Underlying Fixed Income Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fixed Income Fund.

If the creditworthiness of an Underlying Fixed Income Fund swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the Underlying Fixed Income Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that an Underlying Fixed Income Fund will be able to do so, an Underlying Fixed Income Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. An Underlying Fixed Income Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of an Underlying Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Underlying Funds’ risk of loss consists of the net amount of interest payments that the Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund’s investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by these Underlying Funds, the parties’ obligations are determined on a “net basis.” Consequently, an Underlying Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund’s assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds’ repurchase agreement guidelines.

Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Underlying Fund’s ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Underlying Fund’s records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the RIF Non-U.S. and RIC Russell Emerging Markets Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund’s receipt of cash payment therefore or the Underlying Fund’s payment of cash for portfolio securities occurs prior to the Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.

TAXES

Election To Be Taxed As A Regulated Investment Company. Each Fund of Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and intends to qualify as a regulated investment company for its first and current fiscal year. As a regulated investment company, a Fund of Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund of Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund of Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund of Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund of Fund’s earnings and profits.

Diversification Requirements and Investor Control. Each Fund of Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

Under current U.S. tax law, if a contract holder has excessive control over the investments made by a Fund of Funds or an Underlying Fund, the contract holder, rather than the insurance company separate account, will be treated as the owner of the Fund of Funds shares and taxed currently on income and gains from the Fund of Funds. In other words, in such a case of “investor control” the contract holder would not derive the tax benefits normally associated with variable life insurance or variable annuities. The application of the investor control doctrine and, in particular, the limitations that it imposes in a fund of funds context, are not entirely certain. Future guidance might pose additional restrictions on the Funds of Funds and could be applied retroactively. Such an event may have an adverse impact on the Funds of Funds and the contract holders.

Effect of Foreign Investments on Distributions. Certain Underlying Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

Certain Underlying Funds may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Underlying Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been distributed to them. An Underlying Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations.

Investment In PFIC Securities. If an Underlying Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”), the Underlying Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Any mark to market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years.

Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund of Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

Tax Consequences To Shareholders. Since shareholders of the Funds of Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

[At December 31, 2008, the Funds did not have any net tax basis capital loss carryforwards. ]

MONEY MANAGER INFORMATION FOR

THE UNDERLYING FUNDS

RIF Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no one individual owning more than 25% of the voting securities.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Montag & Caldwell, Inc. is a wholly-owned subsidiary of Fortis Bank SA/NV. Fortis Bank SA/NV is 99.93% owned by the government of Belgium (the Belgian State, through the SFPI (Federal Public Service for Participations and Investments)). The Belgian State has reached an agreement with BNP Paribas, a French Public Limited Company (société anonyme), on the subsequent transfer of 75% of Fortis Bank SA/NV; the Belgian State will continue to own the remaining 25% of the company. This transaction is expected to close by the end of the first quarter of 2009.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

INTECH Investment Management LLC is majority-owned by Berger Financial Group LLC, which is an indirect subsidiary of Janus Capital Management LLC. Janus Capital Management LLC is wholly-owned by Janus Capital Group Inc., a publicly traded company.

Mellon Capital Management Corporation (formerly known as Franklin Portfolio Associates LLC) is a Delaware corporation owned by The Bank of New York Mellon Corporation, a publicly traded organization.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

RIF Aggressive Equity Fund

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

DePrince, Race & Zollo, Inc. See: RIF Multi-Style Equity Fund.

Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

PanAgora Asset Management, Inc. is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora Asset Management, Inc., are indirect subsidiaries of Great-West Lifeco, Inc. (“Great-West Life”), a public company. Great-West Life is controlled by Power Financial Corporation, a public company. Additionally, Nippon Life Insurance Company (“NLI”) holds a 20% voting interest in PanAgora Asset Management, Inc.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

RIF Real Estate Securities Fund

AEW Capital Management, L. is a limited partnership that is 1% owned by its general partner, AEW Capital Management, Inc., and is 99% owned by its limited partner, Natixis Global Asset Management, L.P. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris, the Caisse Nationale des Caisse d’Epargne, a financial institution owned by French regional savings banks known as the Caisse d’Epargne, and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

RIC Russell Global Equity Fund

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

Gartmore Global Partners is controlled by Oxford Partners, LP, a Cayman registered limited partnership. Oxford Partners, LP is controlled approximately 50% by employees of Gartmore with no individual having more than 25% voting control and approximately 50% by Hellman & Friedman LLC, a private equity partnership.

Harris Associates, L.P. is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, which owns 99.67% of Harris Associates, L.P.

Tradewinds Global Investors LLC is controlled by Nuveen Investments, Inc. (“Nuveen”), a majority owned subsidiary of Windy City Investments, Inc., with no individual controlling more than 25%.

T. Rowe Price International, Inc. (“T. Rowe Price”) is an indirect subsidiary of T. Rowe Price Group a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates, Inc.

RIF Non-U.S. Fund

Altrinsic Global Advisors, LLC is an employee owned U.S. limited liability company and is controlled by John Hock.

AQR Capital Management, LLC is majority-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial, Inc., a publicly traded company.

Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.

RIC Russell Emerging Markets Fund

AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of December 31, 2006, AXA Financial, Inc. has a 63.2% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (32.4%) and AllianceBernstein Directors, Officers and employees (4.4%).

Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis’ managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding Loevner LLC (“Harding Loevner”) is a limited partnership, and its sole general partner is HLM Holdings, Inc. (“Holdings”). Holdings owns substantially all of Harding Loevner. Holdings is 100% employee owned. Harding Loevner is controlled by David Loevner through his ownership stake in Holdings.

T. Rowe Price International, Inc. (“T. Rowe Price”) is an indirect subsidiary of T. Rowe Price Group a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and T. Rowe Price Associates, Inc.

UBS Global Asset Management (Americas), Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.

RIF Core Bond Fund

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Metropolitan West Asset Management, LLC (“MWAM”) is wholly-owned by MWAM Holdings, LLC, which is 100% owned and controlled by active employees at MWAM. Scott B. Dubchansky and Tad Rivelle each own 20-50% of MWAM Holdings, LLC.

Pacific Investment Management Company LLC (“PIMCO”) is a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

RIC Russell Short Duration Bond Fund

Logan Circle Partners, L.P. is 70% owned by its employees of which Jude Driscoll owns a controlling interest and 30% is owned by GPFT HOLDCO, LLC.

Pacific Investment Management Company LLC (“PIMCO”) a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America (L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY’S:

Moody’s rating for state, municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 — This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 — This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody’s:

Prime - 1 — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn

S&P:

A-1 - An obligor rated “A-1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated “A-2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated “A-3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B - An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. - An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

Short Term Credit Ratings

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.

Notes to Short-Term Ratings:

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than “F-1.”

Long Term Credit Ratings

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative.

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

FINANCIAL STATEMENTS

The 2008 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds of Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference. The 2008 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

RUSSELL INVESTMENT FUNDS

909 A Street

Tacoma, Washington 98402

Telephone (800) 972-0700

In Washington (253) 627-7001

STATEMENT OF ADDITIONAL INFORMATION

Non-Funds of Funds

May 1, 2009

Russell Investment Funds (“RIF”) is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF has 10 investment portfolios, each referred to as a “Fund”.

As of the date of this Statement of Additional Information (“Statement”), RIF is comprised of 10 Funds, five of those Funds are described in this SAI, and commenced operations on the date set forth opposite the Fund’s name.

Fund	Fund Inception Date	Prospectus Date
Multi-Style Equity Fund	January 2, 1997	May 1, 2009
Aggressive Equity Fund	January 2, 1997	May 1, 2009
Real Estate Securities Fund	April 30, 1999	May 1, 2009
Non-U.S. Fund	January 2, 1997	May 1, 2009
Core Bond Fund	January 2, 1997	May 1, 2009

The Funds serve as the investment base for a variety of insurance products (the “Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”).

This Statement supplements or describes in greater detail information concerning RIF and the Funds contained in the Prospectus of the Funds dated May 1, 2009. This Statement is not a Prospectus; this Statement should be read in conjunction with the Funds’ Prospectus, which may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this Statement for future reference.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This Statement incorporates by reference the Funds’ Annual Report to Shareholders for the year ended December 31, 2008. Copies of the Funds’ Annual Reports accompany this Statement.

STRUCTURE AND GOVERNANCE

Organization and Business History.    RIF was originally organized as a Maryland corporation and, on July 11, 1996, was reorganized as a Massachusetts business trust.

RIF is currently organized and operating under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended, (the “Master Trust Agreement”) and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940) of the Trust or Sub-Trust by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Sub-Trust or any Class of any such Sub-Trust at any time by written notice to affected Shareholders. RIF is a registered open-end management investment company. Each of the Funds, except for the Real Estate Securities Fund, is diversified. Under the Investment Company Act of 1940 as amended (the “1940 Act”), a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIF is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

Under the Master Trust Agreement, RIF’s Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF’s Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

Shareholder Meetings.    RIF will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by

1

the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

In connection with an exemptive order which RIF received from the SEC, it has committed to a “pass-through” voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.

Controlling Shareholders.    The Trustees have the authority and responsibility to manage the business of RIF, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of RIF’s Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder “controls” RIF.

At [    ], 2009, the following shareholders owned 5% or more of the voting Shares of the following Funds:

2

[To be filed by amendment]

[Trustees and officers of RIF as a group own less than 1% of any Fund.]

Trustees and Officers.    The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with Russell Investment Management Company (“RIMCo”), the Funds’ Adviser, and the money managers. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIF Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are five Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities. The officers, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of RIF’s operations.

The trustees and officers of certain Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such conflict arises, the trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.

The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee.

RIF’s Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) oversight of the Funds’ accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and (3) to act as liaison between the Funds’ Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds’ records and the safekeeping arrangements of RIF’s custodian, reviews both the audit and non-audit work of RIF’s Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIF, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, relating to the operations and financial reporting of RIF, and (iii) all non-audit services relating to the operations and financial reporting of RIF, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, by any auditors with an ongoing relationship with RIF. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy, and Jonathan Fine and Ms. Kristianne Blake each of whom is an independent Trustee. For the fiscal year ended December 31, 2008, the Audit Committee held [    ] meetings.

RIF’s Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIF for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking

3

into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ended December 31, 2008, the Nominating and Governance Committee held [    ] meetings.

RIF’s Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust’s Funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trusts. Currently, the Investment Committee members consist of Ms. Julie W. Weston and Messrs. Thaddas L. Alston, Jack R. Thompson, and Greg J. Stark. For the fiscal year ended December 31, 2008, the Investment Committee held [    ] meetings.

RIF paid in the aggregate $[    ] for the fiscal year ended December 31, 2008 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIF’s officers and employees are paid by RIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIF, which has 10 funds and Russell Investment Company (“RIC”), which has 38 funds. Each of the trustees is a trustee of both RIF and RIC. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

4

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INTERESTED TRUSTEE

#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	• President and Chief Executive Officer since 2004 • Trustee since 2007	• Appointed until successor is duly elected and qualified • Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	48	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee, and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	48	• Director, Avista Corp (electric utilities) • Trustee, Principal Investors Funds (investment company) • Trustee, Principal Variable Contracts Funds (investment company)

5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2003 • Chairman of the Audit Committee since 2005	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	48	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

Raymond P.Tennison, Jr. Born December 21,1955 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	• Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

6

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	• Trustee since 2002 • Chairperson of the Investment Committee since 2006	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired	48	None
*	Each Trustee is subject to mandatory retirement at age 72.

7

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

TRUSTEES EMERITUS

*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma,Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee of RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	48	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma,Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	48	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	48	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	48	None
*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

8

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years

OFFICERS

Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•        President and CEO, RIC and RIF

•        Chairman of the Board, President and CEO, RIMCo

•        Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•        Chairman of the Board, President and CEO, RFSC

•        Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•        Until 2004, Managing Director of Individual Investor Services, FRC

•        2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•        Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•        Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•        Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

9

TRUSTEE COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008

	AGGREGATE COMPENSATION FROM RIF		PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIF EXPENSES		ESTIMATED ANNUAL BENEFITS UPON RETIREMENT		TOTAL COMPENSATION FROM RIF AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Greg J. Stark	$	[ ]	$	[ ]	$	[ ]	$	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Kristianne Blake	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Daniel P. Connealy	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Jonathan Fine	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Raymond P. Tennison, Jr.	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Jack R. Thompson	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Julie W. Weston	$	[ ]	$	[ ]	$	[ ]	$	[ ]
TRUSTEES EMERITUS
George F. Russell, Jr.	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Paul E. Anderson	$	[ ]	$	[ ]	$	[ ]	$	[ ]
William E. Baxter	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Lee C. Gingrich	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Eleanor W. Palmer	$	[ ]	$	[ ]	$	[ ]	$	[ ]

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

INTERESTED TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX

Greg J. Stark	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]
Kristianne Blake	[ ]
Daniel P. Connealy	[ ]	[ ]
Jonathan Fine	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]
Julie W. Weston	[ ]	[ ]

TRUSTEES EMERITUS
George F. Russell, Jr.	[ ]	[ ]
Paul E. Anderson	[ ]	[ ]
William E. Baxter	[ ]	[ ]
Lee C. Gingrich	[ ]	[ ]
Eleanor W. Palmer	[ ]	[ ]

10

OPERATION OF RIF

Service Providers.     Most of RIF’s necessary day-to-day operations are performed by separate business organizations under contract to RIF. The principal service providers are:

Money Manager Research Services and Trade Placement Agent	Frank Russell Company

Adviser	Russell Investment Management Company

Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company (“RFSC”)

Money Managers	Multiple professional discretionary investment management organizations

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Distributor	Russell Financial Services, Inc. (Formerly Russell Fund Distributors, Inc.)

Money Manager Research Services and Trade Placement Agent.     FRC, the corporate parent of RIMCo, was responsible for organizing and reorganizing RIF and provides ongoing money manager research and trade placement services, to RIF and RIMCo, as described in the Prospectuses. Neither RIF nor RIMCo pays FRC an annual fee for its services.

FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC and RIF, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

Adviser. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo allocates most of each Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers and for each Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of a Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Fund’s Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates the performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. RIMCo, as agent for RIF, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

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Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the applicable Prospectus for the Funds’ annual advisory percentage rates.)

Administrator. RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian.

Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund.

In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, each Fund that invests its cash reserves or collateral received in securities lending transactions in the RIC Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the RIC Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the RIC Russell Money Market Fund pays to RIMCo and RFSC. The cash reserves and a portion of the securities lending collateral for all Funds are invested in the RIC Russell Money Market Fund. RIC is a registered investment company that employs the same investment adviser as Russell Investment Funds. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and securities lending collateral invested in the RIC Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements).

Until January 1, 2008, the Funds paid RIMCo a single management fee for advisory and administrative services. Beginning on January 1, 2008, the Funds began paying an advisory fee to RIMCo and an administrative fee to RFSC. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory and administrative services. The following Funds paid RIMCo the following management fees before waivers and/or reimbursements, for the years ended December 31, 2007 and 2006 gross of fee waivers and reimbursements:

Fund	Amount Paid		Annual Rate (as a % of average daily net assets)
	2007	2006	2007	2006
Multi-Style Equity	$3,564,736	$2,956,187	0.78%	0.78%
Aggressive Equity	2,228,446	2,120,679	0.95	0.95
Real Estate Securities	5,084,058	4,496,850	0.85	0.85
Non-U.S.	3,893,891	3,249,942	0.95	0.95
Core Bond	1,805,318	1,430,934	0.60	0.60

The following Funds paid RIMCo the following advisory fees before waivers and/or reimbursements, for the years ended December 31, 2008 gross of fee waivers and reimbursements:

Fund	Amount Paid 2008			Annual Rate (as a % of average daily net assets) 2008
Multi-Style Equity	$	[	]	[	]%
Aggressive Equity		[	]	[	]
Real Estate Securities		[	]	[	]
Non-U.S.		[	]	[	]
Core Bond		[	]	[	]

RIMCo has contractually agreed to waive and/or reimburse a portion of its advisory fee for each Fund, up to the full amount of its fee, to the extent the Fund’s operating expenses exceed specified limits imposed by RIMCo on an annual basis. Additionally, RIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. These arrangements are not part of the Advisory Agreement with RIF and may be changed or discontinued.

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The expense caps and waivers as of December 31, 2006 were as follows:

	EXPENSE CAP	MANAGEMENT FEES WAIVED	REIMBURSED BY RIMCo	TOTAL EXPENSE REDUCTION
Multi-Style Equity	0.87%	$25,981	—	$25,981
Aggressive Equity	1.05	155,645	—	155,645
Real Estate Securities	1.10	7,952	—	7,952
Non-U.S.	1.15	229,521	—	229,521
Core Bond	0.70	61,725	—	61,725

The expense caps and waivers as of December 31, 2007 were as follows:

	EXPENSE CAP	MANAGEMENT FEES WAIVED	REIMBURSED BY RIMCo	TOTAL EXPENSE REDUCTION
Multi-Style Equity	0.87%	$16,711	—	$16,711
Aggressive Equity	1.05%	$188,195	—	$188,195
Real Estate Securities	1.10%	—	—	—
Non-U.S.	1.15%	$118,717	—	$118,717
Core Bond	0.70%	$196,054	—	$196,054

The expense caps and waivers as of December 31, 2008 were as follows:

	EXPENSE CAP		MANAGEMENT FEES WAIVED			REIMBURSED BY RIMCo	TOTAL EXPENSE REDUCTION
Multi-Style Equity	[	]%	$	[	]	—	$	[	]
Aggressive Equity	[	]		[	]	—		[	]
Real Estate Securities	[	]		[	]	—		[	]
Non-U.S.	[	]		[	]	—		[	]
Core Bond	[	]		[	]	—		[	]

The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

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Current Waivers:

[To be Filed by Amendment.]

Past Waivers:

For the Multi-Style Equity Fund, RIMCo contractually agreed to waive through December 31, 2008, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 0.87% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $2,930,206, $3,548,025 and $[ ] for the fiscal years ended December 31, 2006, 2007 and 2008, respectively.

For the Aggressive Equity Fund, RIMCo contractually agreed to waive through December 31, 2008, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.05% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.05% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,965,034, $2,040,251 and $[ ] for the fiscal years ended December 31, 2006, 2007 and 2008, respectively.

For the Real Estate Securities Fund, RIMCo contractually agreed to waive through December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.10% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.10% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $4,488,898, $5,084,058 and $[ ] for the fiscal years ended December 31, 2006, 2007 and 2008, respectively.

For the Non-U.S. Fund, RIMCo contractually agreed to waive through December 31, 2008, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 1.15% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 1.15% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $3,020,421, $3,775,174 and $[ ] for the fiscal years ended December 31, 2006, 2007 and 2008, respectively.

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For the Core Bond Fund, RIMCo contractually agreed to waive through December 31, 2008, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceeded 0.70% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceeded 0.70% of the average daily net assets on an annual basis. Direct Fund-level operating expenses do not include expenses of other Investment Companies in which the Fund invests which are borne indirectly by the Fund. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,369,209, $1,609,264 and $[    ] for the fiscal years ended December 31, 2006, 2007 and 2008, respectively.

From its fee, RIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers. The following table sets forth the net management fees retained by RIMCo:

						Annual rate
Fund	Amount Paid					(as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006
Multi-Style Equity	$	[	]	$2,497,788	$2,091,536	[	]%	0.55%	0.55%
Aggressive Equity		[	]	1,239,433	1,165,524	[	]	0.53	0.52
Real Estate Securities		[	]	3,675,972	3,281,310	[	]	0.61	0.62
Non-U.S.		[	]	2,683,370	2,220,315	[	]	0.65	0.65
Core Bond		[	]	1,470,197	1,156,916	[	]	0.49	0.48

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 909 A Street, Tacoma, WA 98402.

Portfolio Managers. The RIMCo Managers (RIMCo’s employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses are based on the RIMCo Manager’s performance, which performance is measured both quantitatively (evaluated based on 1-year and 3-year measurement horizons with pre-tax comparisons to both a Fund’s index benchmark and relevant peer group) and qualitatively (evaluated based on the RIMCo Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process). Bonus determinations are made based on performance of all accounts managed by a RIMCo Manager taking into consideration the number of accounts and the assets under management in each account. The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:

Multi-Style Equity	Russell 1000® Index Lipper® Large-Cap Core Funds (VIP) Average

Aggressive Equity	Russell 2500™ Index Lipper® Small-Cap Core Funds (VIP) Average Russell 2000® Index

Real Estate Securities	FTSE NAREIT Equity REIT Index Lipper® Real Estate Funds (VIP) Average

Non-U.S.	MSCI EAFE® Index Net (USD) Lipper® International Core Funds (VIP) Average

Core Bond	Barclays Capital U.S. Aggregate Bond Index Lipper® BBB-Rated Corporate Debt Funds (VIP) Average

RIMCo Manager evaluations are conducted by Russell asset class directors. Salary and bonus recommendations of the asset class directors are reviewed by the asset class and regional chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class and regional chief investment officers’ recommendations have been reviewed by the Chief Investment Officer.

Profit sharing contributions are made quarterly and are calculated as a percentage of the RIMCo Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

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The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a RIMCo Manager’s manager and approved by senior executives.

RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of Funds of RIF selected by the RIMCo Manager.

EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGERS IN THE FUNDS

THEY MANAGE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008

[To be Filed by Amendment.]

RIMCO MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS MANAGED BY THE RIMCO MANAGER

Bruce A. Eidelson	[	]	Real Estate Securities Fund

James A. Jornlin	[	]	Non-U.S. Fund

Brian Mock	[	]	Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Funds as described in the prospectuses.

Michael Ruff	[	]	Core Bond Fund

Stephen W. Skatrud	[	]	Multi-Style Equity Fund

Christopher D. Tessin	[	]	Aggressive Equity Fund

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process, which includes money manager selection and allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.

At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (ISC) and the Asset Class Directors who are responsible for monitoring the portfolio management duties performed within their specific asset class.

Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. These allocations are reviewed and approved by the ISC before implementation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the Asset Class Director and the ISC must review and ratify the recommendations.

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OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF DECEMBER 31, 2008

[To be Filed by Amendment.]

RIMCo Manager	Number of Registered Investment Companies		Assets Under Management (in millions)			Number of Pooled Investment Vehicles		Assets Under Management (in millions)			Other Types of Accounts		Assets Under Management (in millions)		Asset Total (in millions)
Bruce A. Eidelson	[	]	$	[	]	[	]	$	[	]	[	]	[	]	$	[	]
James A. Jornlin	[	]		[	]	[	]		[	]	[	]	[	]		[	]
Brian Mock	[	]		[	]	[	]		[	]	[	]	[	]		[	]
Michael Ruff	[	]		[	]	[	]		[	]	[	]	[	]		[	]
Stephen W. Skatrud	[	]		[	]	[	]		[	]	[	]	[	]		[	]
Christopher D. Tessin	[	]		[	]	[	]		[	]	[	]	[	]		[	]

Money Managers. The Funds’ money managers are not affiliates of RIF or RIMCo, other than as discretionary managers for a portion of a Fund’s portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, RIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended December 31, 2006, 2007 and 2008, fees paid to the money managers were:

Fund	Amount Paid					Annual rate (as a % of average daily net assets)
	2008			2007	2006	2008		2007	2006
Multi-Style Equity	$	[	]	$1,066,948	$864,651	[	]%	0.23%	0.23%
Aggressive Equity		[	]	989,013	955,155	[	]	0.42	0.43
Real Estate Securities		[	]	1,408,086	1,215,540	[	]	0.24	0.23
Non-U.S.		[	]	1,210,521	1,029,627	[	]	0.30	0.30
Core Bond		[	]	335,121	274,018	[	]	0.11	0.12

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIF has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

Distributor. Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIF Shares. The Distributor receives no compensation from RIF for its services. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is: 909 A Street, Tacoma, WA 98402.

Custodian and Portfolio Accountant.     State Street Bank and Trust Company (“State Street”) serves as the custodian for RIF. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: Josiah Quincy Building 200 Newport Avenue North Quincy, MA 02171.

Transfer and Dividend Disbursing Agent. RFSC serves as transfer and dividend disbursing agent for RIF. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIF. RFSC retains a portion of this fee for its services provided to RIF and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is: 909 A Street, Tacoma, WA 98402.

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Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIF. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

Codes of Ethics.     RIF, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager’s Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

MONEY MANAGER	Personal investing allowed?	Are investments in securities owned by the advised sub-trust allowed?	Does the code contain all of the required Rule 17j-1 provisions?

AEW Capital Management, L.P.	Yes	No	Yes

Altrinsic Global Advisors, LLC	Yes	No	Yes

AQR Capital Management, LLC	Yes	Yes, but not in securities on a restricted list	Yes

Arnhold and S. Bleichroeder Advisers, LLC	Yes	Yes, subject to blackout periods	Yes

ClariVest Asset Management LLC	Yes	No	Yes

Cohen & Steers Capital Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Columbus Circle Investors	Yes	Yes, subject to blackout periods	Yes

DePrince, Race & Zollo, Inc.	Yes	Yes, subject to blackout periods	Yes

Goldman Sachs Asset Management, L.P.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Gould Investment Partners LLC	Yes	Yes	Yes

Heitman Real Estate Securities LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Institutional Capital LLC	Yes	No	Yes

INVESCO Institutional (N.A.), Inc., through its INVESCO Real Estate Division	Yes	Yes, subject to blackout periods	Yes

Jacobs Levy Equity Management, Inc.	Yes	Yes, but not in securities with pending or possible client buy or sell orders	Yes

Metropolitan West Asset Management, LLC	Yes	Yes, subject to blackout periods	Yes

MFS Institutional Advisors, Inc.	Yes	Yes, subject to blackout periods	Yes

Montag & Caldwell, Inc.	Yes	Yes, but not in securities on a restricted stock list	Yes

Pacific Investment Management Company, LLC	Yes, but must use a registered broker for transactions in publicly traded securities	Yes, but not in securities with pending or possible client buy or sell orders	Yes

PanAgora Asset Management, Inc.	Yes	Yes, subject to blackout periods	Yes

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Ranger Investment Management, L.P.	Severely restricts personal trading except for certain specific transactions such as the purchase of mutual fund shares, commercial paper, etc., and sell orders, all subject to approval by the CCO	Yes	Yes

RREEF America L.L.C.	Yes	Yes, subject to blackout periods	Yes

Signia Capital Management, LLC	Severely restricts personal trading, except for managed, fee based accounts with full discretion and certain specific transactions such as the purchase or sale of shares of mutual funds, closed end funds, ETFs and index funds	Yes	Yes

Suffolk Capital Management, LLC	Yes	Yes, but not in securities with pending or possible client buy or sell orders or in securities of which 10% or more are held in portfolios managed by Suffolk	Yes

Turner Investment Partners, Inc.	Yes	Yes, but not in securities in which the adviser has a long or short position and subject to blackout periods	Yes

Tygh Capital Management, Inc.	Yes	Yes, subject to blackout periods	Yes

Wellington Management Company, LLP	Yes	Yes, subject to blackout periods	Yes

Fund Expenses. The Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, RIMCo and RFSC have contractually agreed to waive and/or reimburse until [April 30, 2010 all or a portion of their advisory and administrative fees with respect to certain Funds.]

Valuation of Fund Shares. The net asset value per share is calculated for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday, except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net asset value per share is computed for each Fund by dividing the current value of the Fund’s assets less liabilities by the number of Shares of the Fund outstanding and rounding to the nearest cent.

The Non-U.S. and Core Bond Funds’ portfolio securities actively trade on foreign exchanges, which may trade on Saturdays and on days that the Fund does not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund

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Shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless RFSC determines that a particular event would materially affect the net asset value.

Valuation of Portfolio Securities. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service or broker when the prices are believed to be reliable—that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short-term securities maturing within 60 days at time of purchase held by the non–money market Funds are also valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in one major U.S. market index meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

Portfolio Transaction Policies. Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits. However, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund’s portfolio turnover ratios and brokerage commissions. The Funds’ changes of money managers may also result in a significant number of portfolio sales and purchases, as the new money manager restructures the former money manager’s portfolio.

The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

Portfolio Turnover Rate. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and duration of portfolio investments.

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The portfolio turnover rates for the last two fiscal years for each Fund were:

	Fiscal Year Ended December 31, 2008		Fiscal Year Ended December 31, 2007
Multi-Style Equity	[	]%	135.80%
Aggressive Equity	[	]	179.82
Real Estate Securities	[	]	76.84
Non-U.S.	[	]	106.21
Core Bond	[	]	964.78

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).

Disclosure of Portfolio Holdings. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds’ top ten portfolio holdings will be distributed to each shareholder (i.e. the insurance companies) no later than 15 calendar days after each month end. RIF’s shareholders may redistribute RIF’s top ten holdings to owners of variable insurance products for which RIF is an investment option.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, FactSet Research Systems Inc., Vestek, Advent Software, Inc., Cigna, Interactive Data Corporation and Electra Information Systems provide such services to RIMCo and the money managers and as such receive monthly, weekly and daily portfolio holdings, respectively. RIMCo and the money managers of the funds may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

In addition, the Funds’ custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GCOM2 Solutions, Inc. (“GSI”), and Institutional Shareholder Services, Inc. (“ISS”) provide

21

performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as Standard & Poor’s, Moody’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided however, that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

Proxy Voting Policies and Procedures. The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

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The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care; against indemnification proposals that would expand coverage beyond coverage of legal expenses to coverage of acts, that are more serious violations of fiduciary obligations than mere carelessness; and for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions and corporate restructuring proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of. If the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

Brokerage Allocations. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIMCo. RIF’s agreements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction, include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

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A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Funds effect certain transactions through BNY ConvergeEX Group – LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors

LJR rebates a portion of all commissions generated to provide commission recapture to the Funds. Trades through RIS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

A money manager may independently effect transactions through RIS, LJR or other brokers who may be affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager are required by law to benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Brokerage Commissions. During the last three years, the total brokerage Commissions paid by the Funds were:

	Year Ended December 31,
	2008			2007	2006
Multi-Style Equity		[	]	$734,378	$692,455
Aggressive Equity		[	]	723,478	635,759
Real Estate Securities		[	]	665,223	562,778
Non-U.S.		[	]	878,857	704,910
Core Bond		[	]	10	6,868

Total	$	[	]	$3,001,946	$2,602,770

The Core Bond Fund normally does not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

The principal reasons for changes in several Funds’ brokerage commissions for the three years were [(1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.]

During the fiscal year ended December 31, 2008, approximately $[ ] of the brokerage commissions of the Funds were directed to brokers who provided research services to RIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets. Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Gross brokerage commissions received by affiliated broker/dealers from affiliated money managers for the fiscal years ended December 31, 2008, 2007 and 2006 from portfolio transactions effected for the Funds, were as follows:

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	2008						2007		2006
Affiliated Broker/Dealer	Commissions			Percent of total Commissions		Commissions	Percent of total Commissions	Commissions	Percent of total Commissions
David J. Greene and Company, LLC
Aggressive Equity	$	[	]	[	]%	$0	0.00%	$1,241	0.05%
Russell Implementation Services, Inc.
Multi-Style Equity		[	]	[	]	105,858	3.53	122,678	4.71
Aggressive Equity		[	]	[	]	136,947	4.56	95,777	3.68
Real Estate Securities		[	]	[	]	62,319	2.08	0	0
Non-U.S.		[	]	[	]	90,341	3.01	120,010	4.61
Core Bond								6,863	0.26
Total		[	]	[	]	395,465	13.18	345,358	13.26
Geewax, Terker & Co.
Aggressive Equity		[	]	[	]	472	0.02	338,465	0.00
Total	$	[	]	[	]%	$395,937	13.20%	$339,706	13.31%

During the year ended December 31, 2008 the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 2008 was as follows:

Fund Name	Deutsche Bank Securities, Inc.			Credit Suisse First Boston Corp.			J.P. Morgan Securities, Inc.			Goldman, Sachs & Co.			Lehman Brothers, Inc.
Multi-Style Equity Fund										$	[	]	$	[	]
Aggressive Equity Fund
Real Estate Securities Fund
Non-U.S. Fund	$	[	]	$	[	]
Core Bond Fund		[	]	$	[	]	$	[	]		[	]		[	]
	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

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Fund Name	Banc of America Securities LLC			Barclays Investments, Inc.			Citigroup Global Markets, Inc.			Merrill Lynch, Pierce, Fenner & Smith, Inc.			Investment Technology Group, Inc.
Multi-Style Equity Fund	$	[	]				$	[	]
Aggressive Equity Fund
Real Estate Securities Fund
Non-U.S. Fund				$	[	]
Core Bond Fund		[	]		[	]		[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund’s investment objective is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund’s shareholders. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be “fundamental,” which means that they may only be changed with the approval of a majority of each Fund’s shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in the Prospectus.

Investment Restrictions.     Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

No Fund may:

1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

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3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Real Estate Securities Fund concentrates its investments in real estate securities. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33  1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33  1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33  1/3%) of its assets.

The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

As an open-end investment company registered with the SEC, the Funds are subject to the federal securities laws, including the 1940 Act, related rules, and various SEC, and SEC staff, positions. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Funds must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are

27

not contractually required to “cash-settle,” the Funds must cover their open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market (net) obligations, if any (i.e., the Funds’ daily net liability, if any), rather than the notional value.

Investment Policies.

The investment objective and principal investment strategies for each of the Funds are provided in the Prospectus. The following table illustrates the principal and non-principal investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The securities and investment strategies listed below are discretionary, which means that RIMCo or its money managers may or may not use them.

Fund	Principal Investments	Non-Principal Investments
Multi-Style Equity Fund	Common Stocks and Common Stock Equivalents Preferred Stocks American Depositary Receipts	Cash Reserves Lending Portfolio Securities Derivatives to expose cash reserves to markets REITs

Aggressive Equity Fund	Common Stocks and Common Stock Equivalents American Depositary Receipts Equity securities of real estate companies including REITs	Cash Reserves Lending Portfolio Securities Illiquid Securities Derivatives to expose cash reserves to markets

Real Estate Securities Fund	Common Stocks and Common Stock Equivalents, including REITs Foreign Securities	Cash Reserves Lending Portfolio Securities Illiquid Securities Depositary Receipts

Non-U.S. Fund	Common Stocks and Common Stock Equivalents Depositary Receipts Preferred Stocks Foreign Securities Forward Currency Contracts Emerging Market Securities

Cash Reserves

Lending Portfolio Securities

Illiquid Securities

Convertible securities and warrants

Derivatives

Synthetic foreign equity securities

Equity securities of real estate companies, including REITs

Derivatives to expose cash reserves to markets

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Core Bond Fund

U.S. Government Securities, including TIPS and
zero coupon securities

Debt Securities including corporate debt, asset-
backed securities and mortgage-backed
securities, including collateralized mortgage
obligations commercial mortgage backed
securities and dollar rolls

Below investment grade or junk bonds

Foreign Securities

Derivatives

When issued and forward commitment securities

Swaps and Swaptions

STRIPS

Loans and other direct indebtedness

Emerging markets debt

Illiquid Securities

Credit and Liquidity enhancements

Variable and Floating Rate Securities

Municipal Obligations Cash Reserves Repurchase Agreements Lending Portfolio Securities Investment Company Securities and pooled investment vehicles Brady Bonds

The following discussion describes certain investment strategies which the Funds may pursue and certain types of securities which the Funds may invest as listed in the foregoing table.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.

The Multi-Style Equity, Aggressive Equity, Real Estate Securities and Non-U.S. Funds are referred to collectively as the “Equity Funds.”

General Investment Strategies and Portfolio Instruments

Cash Reserves and Being Fully Invested.     A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, RIMCo or a money manager invests the Funds’ cash reserves in short term instruments, including the RIC Russell Money Market Fund. In addition to investing in such short term investments, as described below, a Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed-income securities and/or derivatives. This is intended to cause a Fund to perform as though its cash reserves were actually invested in those markets.

Each Fund that invests its cash reserves in the RIC Russell Money Market Fund does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund’s total assets. The RIC Russell Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity by investing solely in short–term money market instruments. The Funds will invest cash reserves in the RIC Russell Money Market Fund only so long as it does not adversely affect the portfolio management and operations of the RIC Russell Money Market Fund and RIF’s other Funds. The RIC Russell Money Market Fund, and the Funds investing in it, treat such investments as the purchase and redemption of RIC Russell Money Market Fund’s Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in RIC’s Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, respectively, each Fund that invests its cash reserves in the RIC Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the RIC Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the RIC Russell Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves for all Funds are invested in the RIC Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the RIC Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds’ Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

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Hedging Strategies.     Financial futures contracts may be used by the Funds during or in anticipation of adverse market events such as, in the case of the Core Bond Fund, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in a Fund’s portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risks Associated with Hedging Strategies.     There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities.     RIF is a party to a Securities Lending Agency Agreement with State Street Bank and Trust Company, an unaffiliated lending agent, pursuant to which a Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Fund retains most rights of beneficial ownership, including, interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income”for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Funds invest cash collateral received in high–quality short–term debt instruments, short–term bank collective investment vehicles and money market mutual funds (including a money market fund advised by RIMCo for which RIMCo receives a 0.05% advisory and RFSC receives a 0.05% administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the lending agent in accordance with the Securities Lending Agency Agreement.

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A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

No Fund may lend portfolio securities in an amount that exceeds 33  1/3% of total fund assets.

Select Holdings.     As described in the Prospectuses, RIMCo may employ a “select holdings” strategy for a portion of certain Equity Funds’ assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for a Fund. RIMCo performs this analysis and ranking, and purchases or sells stocks based on this analysis and ranking, on a regular, periodic basis. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

Illiquid and Restricted Securities.     No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Interfund Lending.     The Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds may borrow money from the each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC Russell Money Market Fund. The RIC Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the RIC Russell Money Market Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings will be limited to the time required to receive payment for securities sold, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Russell Money Market Fund could result in reduced returns and/or additional borrowing costs.

Investment Company Securities and Pooled Investment Vehicles.     The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.

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Exchange Traded Funds or “ETFs”.     The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Foreign Securities

Investment In Foreign Securities.     The Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, a Fund may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets.     The Equity Funds may invest in emerging markets stocks. The Core Bond Fund may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets.     The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because the Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities.     Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Local Access Products.     The Non-U.S. Fund may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes.     The Non-U.S. Fund may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Equity Securities

Common Stocks.     The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks.     The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

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Convertible Securities.     The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants.     The Funds may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time.

Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts or REITs.     The Equity Funds may invest in equity REITs. REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

A Fund’s investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Depositary Receipts.     The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the

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depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.

Debt Instruments

To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund’s investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed–rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.

The Core Bond Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. The Core Bond Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in “Illiquid Securities”, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its

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control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. The Core Bond Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund’s records while a reverse repurchase agreement is in effect.

The Core Bond Fund may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Corporate Securities. The Core Bond Fund may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

Zero Coupon Securities. The Core Bond Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage–Related and Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities the Core Bond Fund may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan

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institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. The Core Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Funds portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages due to foreclosures or declining interest rates . These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, a Fund has exposure to subprime loans, Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS

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with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Funds portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer of the originator of the receivables, the market’s assessment of the quality of underlying assets, or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided

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through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Core Bond Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.

Loans and Other Direct Indebtedness. The Core Bond Fund may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

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In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Brady Bonds. The Core Bond Fund may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Core Bond Fund may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Core Bond Fund may invest its assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. The Core Bond Fund may be required by its prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds. These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

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Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock.     The Core Bond Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Municipal Debt Instruments

Municipal Obligations and Bonds. The Core Bond Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

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Municipal Notes. The Core Bond Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs. Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes – long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds.

Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the participation certificates.

A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The Funds’ money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Demand Notes. The Core Bond Fund may purchase obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

The Funds will enter into put and stand-by commitments with institutions such as banks and broker–dealers that the Funds’ money managers continually believe satisfy the Funds’ credit quality requirements.

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Risk Factors. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds’ management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments – Municipal Notes – Tax Free Participation Certificates.”)

The Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes.     The Core Bond Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable and Floating Rate Securities.     The Core Bond Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

The Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper.     The Core Bond Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Indexed Commercial Paper.     The Core Bond Fund may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit and Liquidity Enhancements.     The Core Bond Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Core Bond Fund that invest in these securities and may affect their share price.

Funding Agreements.     The Core Bond Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed

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maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments.     The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund’s investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options and Futures.     The Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund’s investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds’ investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund’s permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s net assets).

Options on Securities and Indexes.     Each Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over–the–counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds’ ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in the money” (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over–the–counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as “cover” for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for

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the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long term counterparty credit rating, including reassignments, of A- or better as defined by S&P (using highest of split ratings) or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo or the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid segregated assets. A put option on a security or an index is “covered” if the Fund maintains liquid segregated assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid segregated assets.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short–term depending on whether the Fund’s holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a “closing purchase transaction,” which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long–term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

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The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked–to–market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well–conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Options on Foreign Currency.     A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over–the–counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund’s investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over–the–counter options differ from traded options in that they are two–party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange–traded options.

Futures Contracts and Options on Futures Contracts.     A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over–the–counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC–40; FT–SE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three–month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit (“ECU”). It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options

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on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Fund at all times maintains liquid segregated assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.” For a discussion of how to cover a written call or put option, see “Options on Securities and Indexes” above.

A Fund may enter into futures contracts and options on futures contracts for “bona fide hedging” purposes, as defined under the rules of the Commodity Futures Trading Commission (the “CFTC”). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund’s net assets.

Each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund’s investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark–to– market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the

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Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Options on Futures Contracts.     A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in–the–money,” would exceed 5% of the Fund’s total assets. A call option is “in–the–money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in–the–money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may “cover” its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark–to–market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may “cover” the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See “Taxes.”

Risks Associated with Futures and Options on Futures Contracts.     There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well–conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.

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For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures Contracts.     The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or to effect investment transactions consistent with the Funds’ investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”).     The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen––at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund’s forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund’s commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ portfolio securities are or are expected to be denominated. A Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds’ portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund’s commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund

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retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market–makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange–traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contract and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of

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governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non–business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Swap Agreements and Swaptions.     The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The Core Bond Fund may enter into credit default swaps.     A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A Fund may act as either the buyer or the seller of a credit default swap. In an un-hedged credit default swap, a Fund buys credit default protection without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow a Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or other specified credit event) by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the national amount of the swap.

A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

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If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a Fund will be able to do so, a Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by “eligible participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

A Fund may enter into a swaption (swap option). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s statement of financial condition.

Index Swap Agreements.     The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund’s investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties’ obligations are determined on a “net basis.” Consequently, a Fund’s obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund’s assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines.

Forward Commitments.     A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when–issued” transaction) so long as such transactions are consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when–issued transaction prior to settlement if it is appropriate to do so and realize short–term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Forward commitments and when–issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

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Additionally, under certain circumstances, the Non-U.S. Fund may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefore or the Fund’s payment of cash for portfolio securities occurs prior to the Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

TAXES

Election To Be Taxed As A Regulated Investment Company.     Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund’s earnings and profits.

Diversification Requirements.     Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

Effect of Foreign Investments on Distributions.     Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

The Non-U.S. Fund may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been distributed to them. The Non-U.S. Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations.

Investment in PFIC Securities.     If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Any mark to market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years.

Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

Excise Tax Distribution Requirements.     To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

Tax Consequences to Shareholders.     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

[At December 31, 2008, the Funds did not have any net tax basis capital loss carryforwards.]

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MONEY MANAGER INFORMATION

Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC is controlled by Arnhold and S. Bleichroeder Holdings, Inc., with no one individual owning more than 25% of the voting securities.

Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Montag & Caldwell, Inc. is a wholly-owned subsidiary of Fortis Bank SA/NV. Fortis Bank SA/NV is 99.93% owned by the government of Belgium (the Belgian State, through the SFPI (Federal Public Service for Participations and Investments)). The Belgian State has reached an agreement with BNP Paribas, a French Public Limited Company (société anonyme), on the subsequent transfer of 75% of Fortis Bank SA/NV; the Belgian State will continue to own the remaining 25% of the company. This transaction is expected to close by the end of the first quarter of 2009.

Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.

Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

Aggressive Equity Fund

ClariVest Asset Management LLC is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

DePrince, Race & Zollo, Inc. See: Multi-Style Equity Fund.

Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

PanAgora Asset Management, Inc. is an indirect subsidiary of Putnam Investments Trust. This holding company and its subsidiaries, including PanAgora Asset Management, Inc., are indirect subsidiaries of Great-West Lifeco, Inc. (“Great-West Life”), a public company. Great-West Life is controlled by Power Financial Corporation, a public company. Additionally, Nippon Life Insurance Company (“NLI”) holds a 20% voting interest in PanAgora Asset Management, Inc.

Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.

Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.

Tygh Capital Management, Inc. is an employee-owned corporation controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

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Real Estate Securities Fund

AEW Capital Management, L. is a limited partnership that is 1% owned by its general partner, AEW Capital Management, Inc., and is 99% owned by its limited partner, Natixis Global Asset Management, L.P. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris, the Caisse Nationale des Caisse d’Epargne, a financial institution owned by French regional savings banks known as the Caisse d’Epargne, and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires.

Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc. a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 29.3% of Cohen & Steers, Inc. The remaining 41.4% of Cohen & Steers, Inc. is owned by the public.

Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

Non-U.S. Fund

Altrinsic Global Advisors, LLC is an employee owned U.S. limited liability company and is controlled by John Hock.

AQR Capital Management, LLC is majority-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov.

MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial , Inc., a publicly traded company.

Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.

Core Bond Fund

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Metropolitan West Asset Management, LLC (“MWAM”) is wholly-owned by MWAM Holdings, LLC, which is 100% owned and controlled by active employees at MWAM. Scott B. Dubchansky and Tad Rivelle each own 20-50% of MWAM Holdings, LLC.

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Pacific Investment Management Company LLC (“PIMCO”) is a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

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RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S):

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long–term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium–grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid–range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high–quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

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BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near–term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk – such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY’S:

Moody’s rating for state, municipal and other short–term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short–term credit risk and long–term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short–term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG–1/VMIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG–2/VMIG 2 — This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

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MIG–3/VMIG 3 — This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long–term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP–1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP–2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP–3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody’s:

Prime – 1 — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime – 2 — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime – 3 — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR – Withdrawn

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S&P:

A–1 – An obligor rated “A–1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A–2 – An obligor rated “A–2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A–3 – An obligor rated “A–3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B – An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D – An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. – An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

Short Term Credit Ratings

F1 – Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near–term adverse changes could result in a reduction to non–investment grade.

B – Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near–term adverse changes in financial and economic conditions.

C – High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D – Default. Denotes actual or imminent payment default.

Notes to Short–Term Ratings:

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot–term ratings other than “F–1.”

Long Term Credit Ratings

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

61

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

62

FINANCIAL STATEMENTS

The 2008 annual financial statements of the Funds, including notes to the financial statements and financial highlights, and the Report of Independent Registered Public Accounting Firm, are included in RIF’s Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference.

63

Russell Investment Funds

File No. 33-18030

1933 Act Post-Effective Amend. No. 33

1940 Act Amendment No. 37

PART C

OTHER INFORMATION

Item 23	Exhibits for Registration Statement (1933 Act No. 33-18030 and 1940 Act No. 811-05371)

(a)	Amended and Restated Master Trust Agreement (filed herewith)

(b)	Bylaws (filed herewith)

(c)	Specimen Certificate of Shares of the Registrant (none)

(d)(1)	Advisory Agreement between RIF and Russell Investment Management Company dated January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

(d)(2)	Form of Portfolio Management Agreement with Money Managers and Russell Investment Management Company (filed herewith)

(d)(3)	Administrative Agreement between RIC and Russell Fund Services Company dated January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

(e)	Distribution Agreement between RIF and Russell Fund Distributors, Inc. dated January 1, 1999 (incorporated by reference to Post-Effective Amendment No. 6 filed on February 9, 1999)

(e)(1)	Letter Agreement to the Distribution Agreement between RIF and Russell Fund Distributors dated February 8, 1999 adding the Real Estate Securities Fund (incorporated by reference to Post-Effective Amendment No. 7 filed April 23, 1999)

(e)(2)	Form of Letter Agreement to the Distribution Agreement between RIF and Russell Fund Distributors dated May 11, 2001 adding Class E to the Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities and Core Bond Funds (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001)

(e)(3)	Form of Letter Agreement to the Distribution Agreement between RIF and Russell Fund Distributors adding the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

(f)	Bonus or Profit Sharing Contracts (none)

(g)	Custody Agreement between RIF and State Street Bank and Trust Company (“State Street”) dated August 5, 1996 (incorporated by reference to Item 24(b)(8)(a) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(g)(1)	Form of Letter Agreement to the Custody Agreement between RIF and State Street Bank and Trust Company dated February 8, 1999 adding Real Estate Securities Fund (incorporated by reference to Item 23.7(a)(1) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

(g)(2)	Amendment to Custodian Contract between RIF and State Street Bank and Trust Company (“Custodian”) dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 12 dated October 10, 2001)

(g)(3)	Custodian Contract Fee Schedule dated as of February 1, 2004 (incorporated by reference to Post-Effective Amendment No. 20 filed April 29, 2005)

(g)(4)	Amendment to the Custodian Contract between RIF and the Custodian dated January 20, 2006 (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

(g)(5)	Custodian Contract Fee Schedule dated as of February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

(g)(6)	Form of Letter Agreement to the Custody Agreement between RIF and State Street Bank and Trust Company adding the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

(h)(1)	Form of Participation Agreement between RIF, Russell Fund Distributors, Inc. and various insurance companies (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 4 filed on February 24, 1998)

(h)(2)	Amended and Restated Transfer Agency and Service Agreement between Russell Investment Funds and Russell Fund Services Company dated January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

(h)(2)(a)	Amendment No. 1 to Amended and Restated Transfer Agency and Service Agreement between Russell Investment Funds and Russell Fund Services Company dated August 26, 2008 (filed herewith)

(h)(3)	Form of Tax Accounting Services Agreement between RIF and State Street Bank and Trust Company (incorporated by reference to Item 24(b)(9)(c) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(h)(4)	Form of Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

(h)(4)(a)	Form of Letter Agreement to the Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company dated February 6, 2007 adding the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

(h)(5)	Form of Second Amended and Restated Joint Insurance Agreement dated November 29, 2006 (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

(h)(6)	Form of Letter Agreements regarding fee waivers and reimbursements (to be filed by amendment)

(h)(7)	Securities Lending Agency Agreement (filed herewith)

(h)(7)(a)	Form of Amended Exhibit B to the Securities Lending Agency Agreement (filed herewith)

(i)	Opinion and Consent of Counsel (to be filed by amendment)

(j)	Consent of Independent Accountants (to be filed by amendment)

(k)	Financial Statement Omitted from Item 22 (none)

(l)	Form of Seed Money Subscription Agreement between RIF and General American (incorporated by reference to Item 24(b)(13) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(m)	Rule 12b-1 Plan (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001) (To date the plan has not been implemented for the currently registered funds.)

(n)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001)

(p)	Codes of Ethics of the following information advisors and sub-advisors:

1.1	AEW Management and Advisors, L.P. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.2	Alliance Capital Management L.P. (incorporated by reference to Post-Effective Amendment No. 9 dated April 30, 2001)

1.3	AllianceBernstein L.P. (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.4	Altrinsic Global Advisors, LLC (filed herewith)

1.5	AQR Capital Management, LLC (filed herewith)

1.6	Ark Asset Management Co., Inc. (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.7	Arnhold and S. Bleichroeder Advisers, Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.8	Aronson+Johnson+Ortiz, LP (filed herewith)

1.9	Barclays Global Fund Advisors (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.10	Bear Stearns Asset Management Inc. (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.11	Berkeley Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.12	The Boston Company Asset Management, LLC. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.13	Brandywine Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 15 dated April 30, 2002)

1.14	CapitalWorks Investment Partners, LLC (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.15	ClariVest Asset Management LLC (filed herewith)

1.16	Cohen & Steers Capital Management, Inc. (filed herewith)

1.17	David J. Greene and Company, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.18	DePrince, Race & Zollo, Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.19	Fidelity Management & Research Company (Amended) (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.20	Franklin Portfolio Associates LLC (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.21	Gartmore Global Partners (incorporated by reference to Post-Effective Amendment No.32 filed April 29, 2008)

1.22	Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.23	Genesis Asset Managers, Ltd. (filed herewith)

1.24	Goldman Sachs Asset Management, L.P. (filed herewith)

1.25	Gould Investment Partners, LLC (filed herewith)

1.26	Harding, Loevner Management, L.P. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.27	Harris Associates, L.P. (incorporated by reference to Post-Effective Amendment No. 32. filed April 29, 2008)

1.28	Heitman Real Estate Securities, LLC (filed herewith)

1.29	INTECH Investment Management LLC (filed herewith)

1.30	Institutional Capital Corporation (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.31	INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Realty Advisors Division (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.32	Jacobs Levy Equity Management, Inc. (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.33	Logan Circle Partners, L.P. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.34	Merganser Capital Management LP (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.35	Metropolitan West Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.36	MFS Institutional Advisors, Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.37	Montag & Caldwell, Inc. (filed herewith)

1.38	J.P. Morgan Investment Management, Inc. (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.39	Nicholas-Applegate Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.40	Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.41	Pacific Investment Management Company (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.42	PanAgora Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.43	Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.44	Ranger Investment Management, L.P. (filed herewith)

1.45	RREEF America L.L.C. (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.46	Russell Investments (filed herewith)

1.47	Security Capital Global Capital Management Group Incorporated (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.48	Signia Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.49	Standish Mellon Asset Management Company LLC (Incorporated by reference from Post-Effective Amendment No. 15 dated April 30, 2002)

1.50	Strong Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.51	STW Fixed Income Management Ltd. (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.52	Suffolk Capital Management, LLC (filed herewith)

1.53	Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.54	TimesSquare Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.55	T. Rowe Price Group, Inc. (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.56	Tradewinds Global Investors, LLC (filed herewith)

1.57	Turner Investment Partners, Inc. (incorporated by reference from Post-Effective Amendment No. 21 filed February 10, 2006)

1.58	Tygh Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.59	UBS Global Asset Management (Americas) Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.60	Wellington Management Company, LLP (filed herewith)

1.61	Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

Item 24	Persons Controlled By or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees.

Item 25	Indemnification (incorporated by reference to Post Effective Amendment No. 30 filed February 7, 2008)

Item 26	Business and Other Connections of Investment Adviser

See, Registrant’s prospectus sections “Management of the Funds,” “The Money Managers,” and “Money Manager Information,” and the Statement of Additional Information sections “Structure and Governance – Trustees and Officers,” “Operation of RIF,” and “Money Managers.”

Item 27	Principal Underwriter

(a)	Russell Investment Company

(b)	Russell Financial Services, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell
Financial Services, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and positions and offices with the Registrant and Russell Financial Services, Inc. are set forth below:

Name	Positions and Offices with Registrant	Positions and Offices with Underwriter
Carla L. Anderson	None	Assistant Secretary
Damon Joyner	None	Controller, Treasurer and Financial and Operations Principal
Mark Hansen	None	Director
Brian C. Laux	None	Regional Director
Gerry Lillis	None	Director, Relationship Management

Gregory J. Lyons	Secretary and Chief Legal Counsel	Secretary
Barry McInerney	None	Managing Director
Peter G. Moroni	None	Regional Director
Mary Beth Rhoden	Assistant Secretary	Assistant Secretary
Francis S. Ryan	None	Chief Financial Officer
Lisa Schneider	None	Director, Client Service
Laura M. Scott	None	Assistant Secretary
Greg J. Stark	Trustee, President and Chief Executive Officer	President, Chief Executive Officer and Chairman
Mark E. Swanson	Treasurer, Chief Accounting Officer and CFO	Director
Douglas Whittle	None	Chief Compliance and Anti-Money Laundering Officer

(c)	Inapplicable

Item 28	Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

RIF	RIMCo
Russell Investment Funds	Russell Investment Management Company
909 A Street	909 A Street
Tacoma, Washington 98402	Tacoma, Washington 98402

RFSC
Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

SS	MM
State Street Bank & Trust Company	Money Managers
Josiah Quincy Building	See, Prospectus Section
200 Newport Avenue	“Money Manager Information”
North Quincy, Massachusetts 02171	for Names and Addresses

Rule 31a-1

(a)	Records forming basis for financial statements—at principal offices of SS, RIF RIMCo and MM for each entity

(b)	RIF Records:

(1)	SS - Journals, etc.

(2)	SS - Ledgers, etc.

(3)	Inapplicable

(4)	RIF - Corporate charter, etc.

(5)	MM - Brokerage orders

(6)	MM - Other portfolio purchase orders

(7)	SS - Contractual commitments

(8)	SS and RIF - Trial balances

(9)	MM - Reasons for brokerage allocations

(10)	MM - Persons authorizing purchases and sales

(11)	RIF and MM - Files of advisory material

(12)	---

(c)	Inapplicable

(d)	RIMCo - Broker-dealer records, to the extent applicable

(e)	Inapplicable

(f)	RIMCo and MM - Investment adviser records

Item 29	Management Services

None except as described in Parts A and B

Item 30	Undertakings

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, has duly caused this Post Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 6th day of February, 2009.

RUSSELL INVESTMENT FUNDS
Registrant

By:	/s/ Greg J. Stark
Greg J. Stark, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 6, 2009.

Signatures	Signatures

/s/ Greg J. Stark	/s/ Mark E. Swanson
Greg J. Stark, Trustee,	Mark E. Swanson, Treasurer, and
President and Chief Executive Officer	Chief Accounting Officer

/s/ Thaddas L. Alston	/s/ Kristianne Blake
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

/s/ Daniel P. Connealy	/s/ Jonathan Fine
Daniel P. Connealy, Trustee	Jonathan Fine, Trustee

/s/ Raymond P. Tennison, Jr.	/s/ Jack R. Thompson
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Julie W. Weston
Julie W. Weston, Trustee

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Russell Investment Funds (the “Trust”) do hereby severally constitute and appoint Gregory J. Lyons and Mary Beth Rhoden, or either of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 33-18030 and 811-5371), Post-Effective Amendment Nos. 32, 33, 34, 35, 36, 37, 38, 39, 40 and 41 and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements and filings on Form N-14, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby gives to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURE	TITLE	DATE

/s/ Greg J. Stark	Trustee, President and	11/18/08
Greg J. Stark	Chief Executive Officer

/s/ Mark E. Swanson	Treasurer, in his capacity as	11/18/08
Mark E. Swanson	Chief Accounting Officer

/s/ Thaddas L. Alston	Trustee	11/18/08
Thaddas L. Alston

/s/ Kristianne Blake	Trustee	11/18/08
Kristianne Blake

/s/ Daniel P. Connealy	Trustee	11/18/08
Daniel P. Connealy

/s/ Jonathan Fine	Trustee	11/18/08
Jonathan Fine

/s/ Raymond P. Tennison, Jr.	Trustee	11/18/08
Raymond P. Tennison, Jr.

/s/ Jack R. Thompson	Trustee	11/18/08
Jack R. Thompson

/s/ Julie W. Weston	Trustee	11/18/08
Julie W. Weston

RUSSELL INVESTMENT FUNDS

FILE NO. 33-18030

FILE NO. 811-05371

EXHIBITS

Listed in Part C, Item 23

To Post-Effective Amendment No. 33

and Amendment No. 37

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Amended and Restated Master Trust Agreement	(a)

Bylaws	(b)

Form of Portfolio Management Agreement	(d)(2)

Amendment No. 1 to Amended and Restated Transfer Agency and Service Agreement	(h)(2)(a)

Securities Lending Agency Agreement	(h)(7)

Form of Amended Exhibit B to the Securities Lending Agency Agreement	(h)(7)(a)

Altrinsic Global Advisors, LLC Code of Ethics	(p)1.4

AQR Capital Management, LLC Code of Ethics	(p)1.5

Aronson+Johnson+Ortiz, LP Code of Ethics	(p)1.8

ClariVest Asset Management LLC Code of Ethics	(p) 1.15

Cohen & Steers Capital Management, Inc. Code of Ethics	(p) 1.16

Genesis Asset Managers, Ltd. Code of Ethics	(p) 1.23

Goldman Sachs Asset Management, L.P. Code of Ethics	(p) 1.24

Gould Investment Partners, LLC Code of Ethics	(p) 1.25

Heitman Real Estate Securities, LLC Code of Ethics	(p)1.28

INTECH Investment Management LLC Code of Ethics	(p) 1.29

Montag & Caldwell, Inc. Code of Ethics	(p) 1.37

Ranger Investment Management, L.P. Code of Ethics	(p) 1.44

Russell Investments Code of Ethics	(p) 1.46

Suffolk Capital Management, LLC Code of Ethics	(p) 1.52

Tradewinds Global Investors, LLC Code of Ethics	(p) 1.56

Wellington Management Company, LLP Code of Ethics	(p)1.60